Schedule of Investments
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Australia-5.17%
Adbri Ltd.	3,583	$4,718
AGL Energy Ltd.(a)	1,031	5,581
Alumina Ltd.	5,227	5,841
Ampol Ltd.	229	4,946
ANZ Group Holdings Ltd.	347	6,135
APA Group	714	5,333
Aristocrat Leisure Ltd.	222	5,342
ASX Ltd.	101	4,937
Atlas Arteria Ltd.	1,050	5,111
Aurizon Holdings Ltd.	2,123	5,541
Beach Energy Ltd.	4,631	4,962
BHP Group Ltd.	205	7,174
Brambles Ltd.	640	5,433
Challenger Ltd.	1,302	6,659
Coles Group Ltd.	451	5,661
CSL Ltd.	27	5,689
Deterra Royalties Ltd.	1,890	6,574
EBOS Group Ltd.	241	6,713
Incitec Pivot Ltd.	2,020	4,930
Insurance Australia Group Ltd.	1,703	5,906
Lynas Rare Earths Ltd.(b)	892	5,968
Magellan Financial Group Ltd.	608	3,864
Medibank Pvt. Ltd.	2,134	4,433
Metcash Ltd.(a)	1,922	5,684
Orora Ltd.	2,385	5,032
Platinum Asset Management Ltd.	4,663	7,096
QBE Insurance Group Ltd.	656	6,389
Qube Holdings Ltd.	2,740	5,945
Ramsay Health Care Ltd.	110	5,179
REA Group Ltd.	62	5,563
Region RE Ltd.	2,901	5,550
Rio Tinto Ltd.	84	7,553
Santos Ltd.	1,004	5,059
Scentre Group	2,693	5,818
Seven Group Holdings Ltd.(a)	448	7,199
Stockland	2,188	6,093
Suncorp Group Ltd.	727	6,444
Tabcorp Holdings Ltd.	8,249	6,124
Telstra Group Ltd.	1,995	5,736
TPG Telecom Ltd.	1,480	5,049
Transurban Group	567	5,547
Treasury Wine Estates Ltd.	600	6,168
Vicinity Ltd.	4,092	5,967
Woodside Energy Group Ltd.	231	5,986
Woolworths Group Ltd.	219	5,592
Worley Ltd.	545	5,988
		264,212
Austria-0.67%
ANDRITZ AG	123	7,342
OMV AG	141	7,021
Telekom Austria AG(b)	868	5,825
Verbund AG	57	4,859
voestalpine AG	282	9,346
		34,393
Belgium-1.02%
Ackermans & van Haaren N.V.	39	6,739
Ageas S.A./N.V.	140	6,816
Elia Group S.A./N.V.	39	5,478
Etablissements Franz Colruyt N.V.(a)	195	5,162
KBC Group N.V.	119	8,790
	Shares	Value
Belgium-(continued)
Proximus SADP	426	$4,365
Solvay S.A., Class A	70	8,147
Umicore S.A.(a)	179	6,761
		52,258
Brazil-0.11%
Yara International ASA	128	5,681
Canada-3.86%
Barrick Gold Corp.	380	7,410
BCE, Inc.	117	5,515
Canadian National Railway Co.	48	5,697
Canadian Tire Corp. Ltd., Class A(a)	48	5,691
Canadian Utilities Ltd., Class A(a)	186	5,155
Cenovus Energy, Inc.	302	6,016
CGI, Inc., Class A(b)	72	6,153
Constellation Software, Inc.	4	7,047
Dollarama, Inc.	93	5,546
Enbridge, Inc.(a)	137	5,594
Fairfax Financial Holdings Ltd.	11	7,262
Fortis, Inc.	128	5,244
George Weston Ltd.	50	6,414
Great-West Lifeco, Inc.	241	6,374
Hydro One Ltd.(c)	209	5,698
Imperial Oil Ltd.	115	6,267
Intact Financial Corp.	39	5,642
Loblaw Cos. Ltd.	64	5,717
Manulife Financial Corp.	327	6,452
Metro, Inc.	107	5,791
Pembina Pipeline Corp.	160	5,661
Power Corp. of Canada	220	5,950
Restaurant Brands International, Inc.	97	6,472
Royal Bank of Canada	61	6,225
Saputo, Inc.	223	6,130
Shaw Communications, Inc., Class B	220	6,529
Sun Life Financial, Inc.	129	6,464
Suncor Energy, Inc.	174	6,022
TC Energy Corp.(a)	117	5,027
TELUS Corp.	251	5,393
Thomson Reuters Corp.	51	6,050
Toronto-Dominion Bank (The)	88	6,071
Tourmaline Oil Corp.	97	4,508
		197,187
China-0.98%
AAC Technologies Holdings, Inc.(b)	3,070	8,232
ESR Group Ltd.(c)	1,932	3,888
Kerry Logistics Network Ltd.	2,466	4,832
Lenovo Group Ltd.	6,555	5,275
Nexteer Automotive Group Ltd.	7,271	5,313
Prosus N.V.(b)	88	7,110
SITC International Holdings Co. Ltd.	2,130	4,641
Want Want China Holdings Ltd.	7,691	5,018
Wilmar International Ltd.	1,875	5,834
		50,143
Denmark-0.83%
Chr. Hansen Holding A/S	98	7,205
Coloplast A/S, Class B	50	6,027
Danske Bank A/S	423	8,790
GN Store Nord A/S	191	4,707
Royal Unibrew A/S	72	5,032
See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Denmark-(continued)
SimCorp A/S	74	$5,161
Tryg A/S	240	5,497
		42,419
Finland-1.08%
Elisa OYJ	107	6,094
Huhtamaki OYJ	155	5,784
Kojamo OYJ	323	4,962
Kone OYJ, Class B	142	7,746
Nordea Bank Abp	612	7,146
Orion OYJ, Class B	120	6,420
Sampo OYJ, Class A	120	6,289
Stora Enso OYJ, Class R	363	5,185
UPM-Kymmene OYJ	159	5,760
		55,386
France-4.84%
Accor S.A.(b)	237	7,678
Adevinta ASA, Class B(b)	664	5,682
Aeroports de Paris(a)(b)	41	6,334
Air Liquide S.A.	45	7,164
ALD S.A.(c)	617	7,733
Amundi S.A.(c)	112	7,334
AXA S.A.	241	7,505
BioMerieux	62	6,317
BNP Paribas S.A.	121	8,286
Bollore SE	1,189	6,637
Bouygues S.A.	184	6,051
Carrefour S.A.	324	6,147
Credit Agricole S.A.	617	7,414
Danone S.A.	103	5,628
Dassault Aviation S.A.	41	6,986
Edenred	107	5,817
Eiffage S.A.	64	6,820
ENGIE S.A.	478	6,793
EssilorLuxottica S.A.	38	6,946
Ipsen S.A.	57	5,979
JCDecaux SE(b)	410	9,253
La Francaise des Jeux SAEM(c)	175	7,474
Neoen S.A.(c)	131	4,910
Orange S.A.	535	5,655
Pernod Ricard S.A.	31	6,408
Publicis Groupe S.A.	116	8,175
Remy Cointreau S.A.	30	5,633
Sanofi	66	6,479
SEB S.A.(a)	76	7,946
Sodexo S.A.	71	7,027
Somfy S.A.(d)	51	7,921
Thales S.A.	45	5,939
TotalEnergies SE(a)	107	6,641
Ubisoft Entertainment S.A.(a)(b)	117	2,434
Unibail-Rodamco-Westfield SE(a)(b)	110	7,106
Vinci S.A.	59	6,649
Vivendi SE	596	6,402
		247,303
Germany-5.16%
1&1 AG	337	4,706
adidas AG	39	6,242
Allianz SE	33	7,865
Bayer AG	103	6,382
Bechtle AG	141	5,915
Beiersdorf AG	54	6,545
	Shares	Value
Germany-(continued)
Commerzbank AG(b)	847	$9,637
Continental AG	99	6,928
Covestro AG(c)	189	8,658
CTS Eventim AG & Co. KGaA(b)	101	7,053
Deutsche Bank AG	681	9,029
Deutsche Boerse AG	32	5,712
Deutsche Telekom AG	302	6,712
Deutsche Wohnen SE	252	5,939
Fielmann AG	146	5,483
Fraport AG Frankfurt Airport Services Worldwide(b)	132	7,471
Fresenius Medical Care AG & Co. KGaA	158	5,909
Fresenius SE & Co. KGaA	230	6,627
Fuchs Petrolub SE	68	2,245
Fuchs Petrolub SE, Preference Shares	141	5,602
Hannover Rueck SE	37	7,482
Hella GmbH & Co. KGaA	77	6,460
HelloFresh SE(b)	238	5,753
Henkel AG & Co. KGaA	32	2,133
Henkel AG & Co. KGaA, Preference Shares	53	3,765
Mercedes-Benz Group AG	101	7,476
MTU Aero Engines AG	31	7,711
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	23	8,275
Nemetschek SE	92	4,890
Puma SE	93	6,299
Rheinmetall AG	36	8,376
RWE AG	142	6,292
Sartorius AG	15	5,498
Scout24 SE(c)	94	5,450
Siemens Healthineers AG(c)	111	5,923
Symrise AG	52	5,505
Talanx AG	160	7,882
Telefonica Deutschland Holding AG	2,089	6,135
United Internet AG	239	5,526
Vantage Towers AG	218	7,950
Varta AG(a)	77	2,327
Wacker Chemie AG	38	5,714
		263,482
Hong Kong-3.20%
AIA Group Ltd.	561	6,338
ASMPT Ltd.	698	5,769
Bank of East Asia Ltd. (The)	4,304	5,524
Cafe de Coral Holdings Ltd.	3,967	6,946
Champion REIT	12,606	5,598
CK Hutchison Holdings Ltd.	840	5,364
CK Infrastructure Holdings Ltd.	891	4,974
Dah Sing Banking Group Ltd.	6,974	5,652
DFI Retail Group Holdings Ltd.	1,996	6,387
Guotai Junan International Holdings Ltd.	56,065	5,608
Hang Lung Group Ltd.	3,204	5,924
Hang Lung Properties Ltd.	3,258	6,135
Hong Kong & China Gas Co. Ltd. (The)	5,498	5,534
Hongkong Land Holdings Ltd.	1,122	5,483
Hutchison Port Holdings Trust, Class U	25,250	5,195
Hysan Development Co. Ltd.	1,924	6,468
Jardine Matheson Holdings Ltd.	102	5,408
Johnson Electric Holdings Ltd., Class H	4,587	6,310
Link REIT	700	5,633
MTR Corp. Ltd.	1,059	5,684
NWS Holdings Ltd.	5,636	5,323
PCCW Ltd.	10,842	5,332
Power Assets Holdings Ltd.	907	5,139

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Sun Hung Kai Properties Ltd.	462	$6,572
Swire Pacific Ltd., Class B	4,672	6,480
Swire Properties Ltd.	2,473	6,967
Techtronic Industries Co. Ltd.	457	5,894
Yue Yuen Industrial Holdings Ltd.	3,636	5,986
		163,627
Indonesia-0.10%
First Pacific Co. Ltd.	14,063	4,916
Ireland-0.60%
AIB Group PLC	2,484	10,385
Bank of Ireland Group PLC	917	9,771
Glanbia PLC(a)	426	5,182
Kerry Group PLC, Class A	56	5,252
		30,590
Israel-1.26%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,216	5,310
Big Shopping Centers Ltd.	38	3,808
Delek Group Ltd.(b)	31	3,357
Elbit Systems Ltd.	27	4,534
Elco Ltd.	77	3,574
Electra Ltd.	9	4,605
Maytronics Ltd.	377	4,582
Nice Ltd.(b)	25	5,165
Paz Oil Co. Ltd.(b)	43	5,345
Sapiens International Corp. N.V.	240	5,356
Shapir Engineering and Industry Ltd.	568	4,305
Shufersal Ltd.	793	4,449
Strauss Group Ltd.	207	5,285
Tower Semiconductor Ltd.(b)	116	4,877
		64,552
Italy-2.69%
Amplifon S.p.A.(a)	217	5,982
Assicurazioni Generali S.p.A.	386	7,516
Davide Campari-Milano N.V.(a)	578	6,180
DiaSorin S.p.A.	43	5,591
Enel S.p.A.	1,206	7,091
Ferrari N.V.	29	7,224
FinecoBank Banca Fineco S.p.A.	518	9,275
Infrastrutture Wireless Italiane S.p.A.(a)(c)	613	6,714
Italgas S.p.A.	1,102	6,435
Leonardo S.p.A.	699	7,177
Mediobanca Banca di Credito Finanziario S.p.A.	714	7,658
Moncler S.p.A.	127	7,948
Nexi S.p.A.(a)(b)(c)	692	6,113
Poste Italiane S.p.A.(c)	707	7,528
PRADA S.p.A.	1,000	6,385
Prysmian S.p.A.	185	7,534
Recordati Industria Chimica e Farmaceutica S.p.A.	140	6,110
Snam S.p.A.	1,199	6,105
Terna Rete Elettrica Nazionale S.p.A.	799	6,334
UnipolSai Assicurazioni S.p.A.	2,557	6,784
		137,684
Japan-37.19%
ABC-Mart, Inc.	140	7,525
Acom Co. Ltd.	2,267	5,651
Activia Properties, Inc.	2	5,994
Advance Residence Investment Corp.(a)	2	4,894
Aeon Co. Ltd.	276	5,662
Aeon Mall Co. Ltd.	452	6,370
	Shares	Value
Japan-(continued)
AEON REIT Investment Corp.(a)	5	$5,530
AGC, Inc.	158	5,824
Aica Kogyo Co. Ltd.	244	5,904
Ain Holdings, Inc.	94	4,069
Alfresa Holdings Corp.	451	5,644
Alps Alpine Co. Ltd.	601	6,216
Ariake Japan Co. Ltd.	159	5,372
Asahi Group Holdings Ltd.	161	5,327
Asahi Intecc Co. Ltd.	300	5,264
Asahi Kasei Corp.	736	5,589
ASKUL Corp.	407	5,386
Astellas Pharma, Inc.	379	5,599
AZ-COM MARUWA Holdings, Inc.	448	5,663
Bank of Kyoto Ltd. (The)	145	6,754
Benesse Holdings, Inc.	343	5,256
Bic Camera, Inc.	660	6,239
BIPROGY, Inc.	243	6,347
Calbee, Inc.	273	6,161
Canon Marketing Japan, Inc.	238	5,649
Capcom Co. Ltd.	198	6,407
Casio Computer Co. Ltd.	569	5,891
Central Japan Railway Co.	46	5,597
Chiba Bank Ltd. (The)	1,044	7,897
Chugai Pharmaceutical Co. Ltd.	209	5,426
Chugin Financial Group, Inc.	806	5,845
COMSYS Holdings Corp.	290	5,545
Concordia Financial Group Ltd.	1,776	7,784
Cosmo Energy Holdings Co. Ltd.	182	5,098
Cosmos Pharmaceutical Corp.	54	5,284
Daicel Corp.	857	6,331
Daido Steel Co. Ltd.	202	7,646
Dai-ichi Life Holdings, Inc.	327	7,683
Daiichikosho Co. Ltd.	185	5,758
Daio Paper Corp.(a)	576	4,452
Daiwa House Industry Co. Ltd.	240	5,771
Daiwa House REIT Investment Corp.	2	4,355
Daiwa Office Investment Corp.	1	4,706
Daiwa Securities Group, Inc.	1,237	5,843
Daiwa Securities Living Investments Corp.	6	5,024
DeNA Co. Ltd.	394	5,535
Denka Co. Ltd.	225	4,672
Descente Ltd.	219	6,075
DIC Corp.	300	5,580
Disco Corp.	23	6,913
East Japan Railway Co.	104	5,772
Eisai Co. Ltd.	138	8,569
Electric Power Development Co. Ltd.	351	5,845
ENEOS Holdings, Inc.	1,437	5,118
EXEO Group, Inc.	370	6,731
Ezaki Glico Co. Ltd.	208	5,815
Fancl Corp.	266	5,413
Fast Retailing Co. Ltd.	10	6,074
FP Corp.	241	6,556
Frontier Real Estate Investment Corp.	1	3,859
Fuji Electric Co. Ltd.	124	5,022
Fuji Kyuko Co. Ltd.	183	6,433
Fuji Media Holdings, Inc.	681	5,758
Fuji Oil Holdings, Inc.	317	5,040
Fujitsu General Ltd.	267	7,549
Fukuoka Financial Group, Inc.	317	7,310
Furukawa Electric Co. Ltd.	307	5,965
Fuyo General Lease Co. Ltd.	96	6,600

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
GLP J-Reit	5	$5,666
GMO Internet Group, Inc.	290	5,710
GOLDWIN, Inc.	95	7,249
GS Yuasa Corp.	296	5,180
GungHo Online Entertainment, Inc.(b)	325	5,417
H.U. Group Holdings, Inc.	265	5,629
Hachijuni Bank Ltd. (The)	1,648	7,166
Hankyu Hanshin Holdings, Inc.	180	5,347
Haseko Corp.	470	5,443
Heiwa Corp.	355	6,444
Hirogin Holdings, Inc.	1,291	6,734
Hirose Electric Co. Ltd.	38	4,937
Hisamitsu Pharmaceutical Co., Inc.	234	7,277
Hitachi Ltd.	108	5,676
Honda Motor Co. Ltd.	202	5,015
Hoshizaki Corp.	191	6,867
House Foods Group, Inc.	254	5,422
Hulic Co. Ltd.	710	5,831
Industrial & Infrastructure Fund Investment Corp.(a)	4	4,438
Information Services International-Dentsu Ltd.	165	5,475
Inpex Corp.	469	5,173
Isetan Mitsukoshi Holdings Ltd.	716	7,796
Isuzu Motors Ltd.	435	5,500
Ito En Ltd.	123	4,392
ITOCHU Corp.(a)	196	6,342
Itoham Yonekyu Holdings, Inc.	1,117	6,138
Iyogin Holdings, Inc.	1,219	6,852
Izumi Co. Ltd.	250	5,668
Japan Hotel REIT Investment Corp.	11	6,966
Japan Logistics Fund, Inc.	2	4,563
Japan Metropolitan Fund Investment Corp.	7	5,419
Japan Post Bank Co. Ltd.	779	6,927
Japan Post Holdings Co. Ltd.	824	7,230
Japan Post Insurance Co. Ltd.	353	6,316
Japan Prime Realty Investment Corp.	2	5,426
Japan Real Estate Investment Corp.	1	4,294
Japan Steel Works Ltd. (The)	251	5,346
Japan Tobacco, Inc.	319	6,501
JCR Pharmaceuticals Co. Ltd.	346	4,273
Jeol Ltd.	133	3,900
JGC Holdings Corp.	399	5,217
JSR Corp.(a)	240	5,412
JTEKT Corp.	764	5,674
JustSystems Corp.	213	5,323
Kagome Co. Ltd.	245	5,988
Kajima Corp.	512	6,296
Kaken Pharmaceutical Co. Ltd.	194	5,629
Kamigumi Co. Ltd.	276	5,650
Kandenko Co. Ltd.	897	6,037
Kansai Electric Power Co., Inc. (The)	559	5,379
Kansai Paint Co. Ltd.	350	4,935
Kao Corp.	124	5,061
KDDI Corp.	176	5,504
Keihan Holdings Co. Ltd.	213	5,736
Keikyu Corp.	525	5,443
Keio Corp.	141	5,174
Keisei Electric Railway Co. Ltd.	193	5,629
Kenedix Office Investment Corp.	2	4,754
Kewpie Corp.	328	5,705
Kinden Corp.	511	5,870
Kintetsu Group Holdings Co. Ltd.	159	5,173
Kirin Holdings Co. Ltd.	328	5,056
	Shares	Value
Japan-(continued)
Kobayashi Pharmaceutical Co. Ltd.	95	$6,833
Kobe Bussan Co. Ltd.	211	6,102
Kobe Steel Ltd.	1,183	6,382
Koito Manufacturing Co. Ltd.	314	5,309
Kokuyo Co. Ltd.	418	5,967
Komatsu Ltd.	257	6,305
Konami Group Corp.	106	5,229
Kose Corp.	57	6,280
K’s Holdings Corp.	586	5,179
Kuraray Co. Ltd.	709	5,864
Kurita Water Industries Ltd.	138	6,235
Kusuri no Aoki Holdings Co. Ltd.	122	6,889
Kyocera Corp.	97	5,048
Kyushu Financial Group, Inc.	2,065	7,588
Kyushu Railway Co.	256	5,745
LaSalle Logiport REIT	4	4,853
Lawson, Inc.	172	6,864
Lintec Corp.	323	5,591
Lion Corp.(a)	462	5,116
Lixil Corp.	309	5,342
Mabuchi Motor Co. Ltd.	190	5,443
Makita Corp.	228	6,096
Mani, Inc.	429	6,279
Marui Group Co. Ltd.	300	5,114
Maruichi Steel Tube Ltd.	253	5,451
Matsui Securities Co. Ltd.(a)	948	5,681
MatsukiyoCocokara & Co.	136	6,787
Mazda Motor Corp.	611	4,936
Mebuki Financial Group, Inc.	2,945	7,654
Medipal Holdings Corp.	395	5,272
MEIJI Holdings Co. Ltd.	114	5,882
Menicon Co. Ltd.	223	4,931
Mitsubishi Chemical Group Corp.	1,027	5,765
Mitsubishi Electric Corp.	531	5,852
Mitsubishi Estate Co. Ltd.	400	5,164
Mitsubishi HC Capital, Inc.	1,113	5,672
Mitsubishi Heavy Industries Ltd.	140	5,493
Mitsubishi Materials Corp.	362	6,226
Mitsubishi Motors Corp.(a)(b)	1,346	5,236
Mitsubishi UFJ Financial Group, Inc.	1,089	8,001
Mitsui & Co. Ltd.	241	7,128
Mitsui Fudosan Co. Ltd.	267	5,016
Mitsui Fudosan Logistics Park, Inc.	1	3,493
Mitsui Mining & Smelting Co. Ltd.	228	6,086
Mizuho Financial Group, Inc.	493	7,698
Mori Hills REIT Investment Corp.(a)	5	5,685
Morinaga & Co. Ltd.	189	5,609
Morinaga Milk Industry Co. Ltd.	185	6,836
MS&AD Insurance Group Holdings, Inc.	181	5,825
Nagase & Co. Ltd.	375	6,057
Nagoya Railroad Co. Ltd.	349	5,768
Nankai Electric Railway Co. Ltd.	271	5,898
NEC Networks & System Integration Corp.	432	5,766
NET One Systems Co. Ltd.	256	6,933
Nexon Co. Ltd.	270	6,534
NGK Spark Plug Co. Ltd.	263	5,139
NH Foods Ltd.	189	5,668
NHK Spring Co. Ltd.	796	5,631
Nichirei Corp.	318	6,649
Nihon Kohden Corp.	236	6,202
Nintendo Co. Ltd.	140	6,056
Nippon Accommodations Fund, Inc.	1	4,491

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Nippon Building Fund, Inc.	1	$4,379
Nippon Electric Glass Co. Ltd.	286	5,314
Nippon Kayaku Co. Ltd.	619	5,746
Nippon Paint Holdings Co. Ltd.	693	6,340
Nippon Prologis REIT, Inc.	2	4,546
Nippon Shokubai Co. Ltd.	136	5,753
Nippon Telegraph & Telephone Corp.	200	5,994
Nippon Television Holdings, Inc.	635	5,134
Nipro Corp.	662	5,320
Nishi-Nippon Railroad Co. Ltd.	260	4,809
Nissan Motor Co. Ltd.	1,369	4,914
Nisshin Seifun Group, Inc.	479	5,999
Nissin Foods Holdings Co. Ltd.	76	5,946
Nitori Holdings Co. Ltd.	59	7,828
Nitto Denko Corp.	87	5,635
Noevir Holdings Co. Ltd.	130	5,731
NOK Corp.	605	5,754
Nomura Holdings, Inc.	1,494	5,964
Nomura Real Estate Holdings, Inc.	220	4,860
Nomura Real Estate Master Fund, Inc.	5	5,854
NSK Ltd.	993	5,589
Obayashi Corp.	779	6,044
OBIC Business Consultants Co. Ltd.	149	5,847
Odakyu Electric Railway Co. Ltd.	394	5,174
Oji Holdings Corp.	1,351	5,588
Olympus Corp.	250	4,701
Ono Pharmaceutical Co. Ltd.	226	4,907
ORIX JREIT, Inc.	4	5,508
Osaka Gas Co. Ltd.	321	5,183
OSG Corp.	390	6,127
Pan Pacific International Holdings Corp.	300	5,547
Panasonic Holdings Corp.	664	6,164
Penta-Ocean Construction Co. Ltd.	1,021	5,094
Pigeon Corp.	361	5,743
Pola Orbis Holdings, Inc.	511	7,375
Relo Group, Inc.	334	5,671
Renesas Electronics Corp.(b)	568	5,861
Rengo Co. Ltd.	916	6,465
RENOVA, Inc.(b)	247	4,289
Resona Holdings, Inc.	1,534	8,504
Resorttrust, Inc.	336	6,150
Rohm Co. Ltd.	72	5,774
Rohto Pharmaceutical Co. Ltd.	358	6,599
Sankyo Co. Ltd.	193	7,777
Sanrio Co. Ltd.	215	8,202
Santen Pharmaceutical Co. Ltd.	748	5,809
Sanwa Holdings Corp.	543	5,750
SBI Holdings, Inc.	274	5,811
SBI Shinsei Bank Ltd.	403	7,448
Secom Co. Ltd.	84	5,008
Sega Sammy Holdings, Inc.	363	5,757
Seibu Holdings, Inc.	532	5,975
Seino Holdings Co. Ltd.	678	6,773
Sekisui Chemical Co. Ltd.	395	5,536
Sekisui House REIT, Inc.	9	4,923
Seven & i Holdings Co. Ltd.	143	6,767
Seven Bank Ltd.	2,851	5,853
Sharp Corp.(a)	750	6,245
SHIFT, Inc.(b)	39	7,238
Shimamura Co. Ltd.	60	5,633
Shimizu Corp.	982	5,508
Ship Healthcare Holdings, Inc.	287	5,568
	Shares	Value
Japan-(continued)
Shiseido Co. Ltd.	149	$7,782
Shizuoka Financial Group, Inc.	977	8,257
SHO-BOND Holdings Co. Ltd.	125	5,315
Shochiku Co. Ltd.(b)	61	5,206
Skylark Holdings Co. Ltd.(a)(b)	491	5,844
SoftBank Corp.	492	5,634
Sohgo Security Services Co. Ltd.	208	5,736
Sompo Holdings, Inc.	126	5,446
Sotetsu Holdings, Inc.	313	5,354
Square Enix Holdings Co. Ltd.	124	5,864
Stanley Electric Co. Ltd.	291	6,264
Subaru Corp.	297	4,911
Sugi Holdings Co. Ltd.	127	5,558
SUMCO Corp.	394	5,816
Sumitomo Chemical Co. Ltd.	1,368	5,250
Sumitomo Corp.	403	7,241
Sumitomo Electric Industries Ltd.	470	5,652
Sumitomo Forestry Co. Ltd.	317	5,928
Sumitomo Heavy Industries Ltd.	256	5,693
Sumitomo Metal Mining Co. Ltd.	179	7,247
Sumitomo Mitsui Financial Group, Inc.	188	8,188
Sumitomo Mitsui Trust Holdings, Inc.	174	6,350
Sumitomo Realty & Development Co. Ltd.	220	5,367
Sumitomo Rubber Industries Ltd.	627	5,570
Sundrug Co. Ltd.	221	6,262
Suntory Beverage & Food Ltd.	148	4,997
Suzuken Co. Ltd.	226	5,966
Suzuki Motor Corp.	154	5,805
Taiheiyo Cement Corp.	360	6,205
Taisei Corp.	178	6,148
Taisho Pharmaceutical Holdings Co. Ltd.	145	6,099
Takeda Pharmaceutical Co. Ltd.	206	6,493
TBS Holdings, Inc.	465	5,432
TDK Corp.	153	5,471
Teijin Ltd.	510	5,240
THK Co. Ltd.	264	5,598
TIS, Inc.	189	5,441
Tobu Railway Co. Ltd.	228	5,349
Toda Corp.	1,094	5,981
Toho Co. Ltd.	142	5,250
Toho Gas Co. Ltd.	241	4,723
Tokio Marine Holdings, Inc.	291	6,097
Tokyo Century Corp.	151	5,308
Tokyo Gas Co. Ltd.	288	6,022
Tokyo Ohka Kogyo Co. Ltd.	109	5,364
Tokyo Tatemono Co. Ltd.	359	4,450
Tokyu Corp.	454	5,844
Toppan, Inc.	343	5,530
Toray Industries, Inc.	942	5,795
Toshiba Corp.	146	5,022
Toshiba TEC Corp.	181	5,149
Toyo Seikan Group Holdings Ltd.	454	5,890
Toyo Suisan Kaisha Ltd.	132	5,479
Toyoda Gosei Co. Ltd.	310	5,154
Toyota Boshoku Corp.	370	5,490
Toyota Industries Corp.	96	5,848
Toyota Motor Corp.	358	5,199
TS Tech Co. Ltd.	481	5,997
Tsumura & Co.	236	5,049
Tsuruha Holdings, Inc.	102	7,511
UBE Corp.	366	5,742
United Urban Investment Corp.	5	5,694

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Ushio, Inc.	442	$5,921
Yakult Honsha Co. Ltd.	96	6,860
Yamada Holdings Co. Ltd.(a)	1,561	5,671
Yamato Holdings Co. Ltd.	345	6,032
Yamato Kogyo Co. Ltd.	152	5,757
Yamazaki Baking Co. Ltd.	459	5,368
Yaoko Co. Ltd.	123	6,427
Z Holdings Corp.	1,813	5,248
Zenkoku Hosho Co. Ltd.	163	6,347
Zensho Holdings Co. Ltd.	206	5,257
		1,900,610
Luxembourg-0.35%
Eurofins Scientific SE	78	5,588
L’Occitane International S.A.	1,722	4,796
RTL Group S.A.	153	7,415
		17,799
Mexico-0.14%
Fresnillo PLC	706	7,170
Netherlands-2.42%
Aalberts N.V.	148	6,996
ABN AMRO Bank N.V., CVA(c)	589	9,744
Aegon N.V.(a)	1,208	6,632
Akzo Nobel N.V.	86	6,390
ASR Nederland N.V.	133	6,275
CTP N.V.(c)	398	5,767
Euronext N.V.(c)	77	6,234
Heineken Holding N.V.	80	6,584
Heineken N.V.	63	6,263
ING Groep N.V.	649	9,358
JDE Peet’s N.V.(a)	176	5,270
Koninklijke Ahold Delhaize N.V.	197	5,865
Koninklijke KPN N.V.	1,703	5,812
Koninklijke Philips N.V.	324	5,607
NN Group N.V.	132	5,727
OCI N.V.	144	4,893
Randstad N.V.(a)	122	7,805
Shell PLC	214	6,277
Wolters Kluwer N.V.	58	6,315
		123,814
New Zealand-1.14%
a2 Milk Co. Ltd. (The)(b)	1,491	7,140
Auckland International Airport Ltd.(b)	1,171	6,444
Contact Energy Ltd.	1,124	5,649
Fletcher Building Ltd.	1,581	5,200
Infratil Ltd.	978	5,626
Kiwi Property Group Ltd.	8,681	5,375
Mainfreight Ltd.	119	5,508
Mercury NZ Ltd.	1,527	5,931
Meridian Energy Ltd.	1,769	6,111
Spark New Zealand Ltd.	1,634	5,509
		58,493
Norway-0.90%
DNB Bank ASA	284	5,302
Gjensidige Forsikring ASA	267	4,795
Kongsberg Gruppen ASA	166	6,594
Leroy Seafood Group ASA	809	4,759
Mowi ASA	264	4,878
Nordic Semiconductor ASA(b)	352	5,603
Orkla ASA	646	4,822
	Shares	Value
Norway-(continued)
Salmar ASA	82	$3,805
Telenor ASA	494	5,165
		45,723
Poland-1.04%
Allegro.eu S.A.(b)(c)	1,074	7,469
Dino Polska S.A.(b)(c)	78	7,046
KGHM Polska Miedz S.A.	301	9,832
Polski Koncern Naftowy ORLEN S.A.	852	12,782
Powszechny Zaklad Ubezpieczen S.A.	948	8,044
Santander Bank Polska S.A.	124	8,215
		53,388
Portugal-0.35%
EDP - Energias de Portugal S.A.	1,134	5,630
Galp Energia SGPS S.A.	525	7,170
Jeronimo Martins SGPS S.A.	244	5,290
		18,090
Singapore-2.88%
CapitaLand Ascendas REIT	2,686	5,922
CapitaLand Ascott Trust	6,948	5,887
CapitaLand Integrated Commercial Trust	3,659	6,002
CapitaLand Investment Ltd.	2,052	6,228
City Developments Ltd.	932	5,915
ComfortDelGro Corp. Ltd.	5,371	4,920
Frasers Logistics & Commercial Trust(c)	5,569	5,360
Genting Singapore Ltd.	10,220	7,739
Jardine Cycle & Carriage Ltd.	230	5,099
Kenon Holdings Ltd.	133	4,130
Keppel Corp. Ltd.	1,042	6,013
Keppel DC REIT	3,904	6,086
Keppel REIT	7,013	5,169
Mapletree Industrial Trust	2,994	5,446
Mapletree Logistics Trust(a)	4,535	5,871
Mapletree Pan Asia Commercial Trust	4,116	5,734
NetLink NBN Trust(c)	8,100	5,403
SIA Engineering Co. Ltd.(a)(b)	3,054	5,809
Singapore Exchange Ltd.	798	5,629
Singapore Post Ltd.	13,058	5,576
Singapore Technologies Engineering Ltd.	2,030	5,712
Singapore Telecommunications Ltd.	2,891	5,538
StarHub Ltd.	6,157	5,355
Suntec REIT	4,793	5,121
UOL Group Ltd.	1,094	5,844
Venture Corp. Ltd.	414	5,845
		147,353
South Korea-9.40%
Amorepacific Group(b)	208	6,993
BGF retail Co. Ltd.(b)	47	7,124
BNK Financial Group, Inc.(b)	1,082	6,253
Celltrion Healthcare Co. Ltd.	105	4,918
Celltrion, Inc.	41	5,420
Cheil Worldwide, Inc.	332	5,935
CJ CheilJedang Corp.	17	4,775
CJ CheilJedang Corp., Preference Shares	3	401
CJ Corp.(b)	93	6,246
CJ Logistics Corp.(b)	61	4,498
Coway Co. Ltd.(b)	114	5,186
Daewoo Engineering & Construction Co. Ltd.(b)	1,396	5,468
DB Insurance Co. Ltd.(b)	122	6,519
DGB Financial Group, Inc.(b)	975	6,323
DL Holdings Co. Ltd.(b)	109	5,439

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
South Korea-(continued)
Dongsuh Cos., Inc.	297	$5,059
Ecopro BM Co. Ltd.	65	5,323
E-MART, Inc.(b)	78	6,636
GS Holdings Corp.(b)	158	5,697
GS Retail Co. Ltd.(b)	286	6,722
Hana Financial Group, Inc.	194	7,724
Hanjin Kal Corp.(b)	138	4,613
Hankook Tire & Technology Co. Ltd.(b)	191	5,066
Hanmi Pharm Co. Ltd.(b)	24	5,014
Hanssem Co. Ltd.	135	5,711
Hanwha Corp.(b)	179	4,137
Hanwha Corp., Third Pfd.(b)	98	1,136
Hanwha Life Insurance Co. Ltd.(b)	3,293	7,364
HD Hyundai Co. Ltd.	115	5,733
Hite Jinro Co. Ltd.(b)	238	5,110
Hotel Shilla Co. Ltd.	103	6,654
Hyundai Department Store Co. Ltd.(b)	124	6,224
Hyundai Engineering & Construction Co. Ltd.(b)	151	4,707
Hyundai Marine & Fire Insurance Co. Ltd.(b)	231	5,823
Hyundai Motor Co.	31	4,238
Hyundai Motor Co., First Pfd.	5	350
Hyundai Motor Co., Second Pfd.	8	561
Industrial Bank of Korea(b)	759	6,344
Kakao Games Corp.(b)	138	5,277
Kangwon Land, Inc.(b)	273	5,237
KB Financial Group, Inc.	154	7,017
KEPCO Plant Service & Engineering Co. Ltd.(b)	176	4,966
Kia Corp.	90	4,916
Korea Aerospace Industries Ltd.(b)	119	4,691
Korea Gas Corp.(b)	167	4,542
Korea Zinc Co. Ltd.(b)	11	4,860
Korean Air Lines Co. Ltd.(b)	270	5,362
KT&G Corp.(b)	92	6,909
Kumho Petrochemical Co. Ltd.(b)	56	6,746
L&F Co. Ltd.	32	5,417
LG Chem Ltd.	11	6,218
LG Chem Ltd., Preference Shares	2	499
LG Corp.(b)	89	6,009
LG Innotek Co. Ltd.	21	4,690
LG Uplus Corp.	631	5,712
LOTTE Chemical Corp.(b)	45	6,492
LOTTE Chilsung Beverage Co. Ltd.(b)	47	6,123
LOTTE Corp.(b)	175	4,623
LOTTE Fine Chemical Co. Ltd.(b)	103	4,820
LS Corp.(b)	114	6,566
Mirae Asset Securities Co. Ltd.(b)	847	4,711
Mirae Asset Securities Co. Ltd., Second Pfd.(b)	442	1,327
NCSoft Corp.(b)	20	7,443
NHN Corp.(b)	286	6,806
NongShim Co. Ltd.	25	6,973
OCI Co. Ltd.(b)	62	4,570
Orion Corp.(b)	74	7,503
Ottogi Corp.(b)	16	6,200
S-1 Corp.	125	5,845
Samsung Biologics Co. Ltd.(b)(c)	9	5,823
Samsung C&T Corp.	63	6,099
Samsung Card Co. Ltd.	232	5,732
Samsung Electronics Co. Ltd.	122	6,098
Samsung Fire & Marine Insurance Co. Ltd.	35	5,781
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	3	380
Samsung Life Insurance Co. Ltd.	123	7,080
	Shares	Value
South Korea-(continued)
Samsung SDI Co. Ltd.	12	$6,733
Samsung SDI Co. Ltd., Preference Shares	1	262
Samsung SDS Co. Ltd.	57	5,817
Seegene, Inc.	230	5,124
Shinhan Financial Group Co. Ltd.	208	7,047
SK Networks Co. Ltd.(b)	1,599	5,298
SK Telecom Co. Ltd.	139	5,271
SK, Inc.	31	5,026
SKC Co. Ltd.(b)	60	4,679
S-Oil Corp.	72	5,199
Solus Advanced Materials Co. Ltd.(b)	174	5,617
SSANGYONG C&E Co. Ltd.	1,063	4,988
Wemade Co. Ltd.(b)	117	3,764
Woori Financial Group, Inc.	595	6,218
Yuhan Corp.(b)	134	5,709
		480,259
Spain-2.02%
Acciona S.A.	28	5,473
ACS Actividades de Construccion y Servicios S.A.(a)	254	7,497
ACS Actividades de Construccion y Servicios S.A., Rts., 03/31/2023(a)(b)	254	129
Aena SME S.A.(b)(c)	46	6,893
Amadeus IT Group S.A.(b)	103	6,473
Bankinter S.A.	1,105	7,944
CaixaBank S.A.	1,878	8,309
Enagas S.A.	297	5,322
Endesa S.A.	316	6,297
Ferrovial S.A.	232	6,838
Grifols S.A., Class B, Preference Shares(b)	725	6,566
Mapfre S.A.(a)	3,434	6,891
Merlin Properties SOCIMI S.A.	592	5,785
Naturgy Energy Group S.A.	196	5,547
Red Electrica Corp. S.A.	296	5,241
Repsol S.A.	437	7,162
Telefonica S.A.	1,312	4,983
		103,350
Sweden-2.74%
Assa Abloy AB, Class B	280	6,591
Atlas Copco AB, Class A	556	6,568
Axfood AB(a)	189	4,854
Boliden AB	177	7,950
Electrolux AB, Class B(a)	449	6,360
Essity AB, Class B	256	6,683
H & M Hennes & Mauritz AB, Class B(a)	546	6,702
Holmen AB, Class B	133	5,476
Saab AB, Class B	170	6,941
Securitas AB, Class B	779	7,116
Skandinaviska Enskilda Banken AB, Class A	559	6,752
Skandinaviska Enskilda Banken AB, Class C(a)	25	336
Skanska AB, Class B	383	6,748
SKF AB, Class B(a)	378	6,671
Svenska Cellulosa AB S.C.A., Class A	28	390
Svenska Cellulosa AB S.C.A., Class B	369	5,114
Svenska Handelsbanken AB, Class A	672	6,987
Svenska Handelsbanken AB, Class B	33	414
Sweco AB, Class B(a)	607	6,594
Swedbank AB, Class A	436	8,345
Swedish Orphan Biovitrum AB, Class B(b)	259	5,764
Tele2 AB, Class B	536	4,627
Telefonaktiebolaget LM Ericsson, Class A	40	259
Telefonaktiebolaget LM Ericsson, Class B	753	4,360

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Sweden-(continued)
Telia Co. AB(a)	1,627	$4,201
Volvo AB, Class A	52	1,079
Volvo AB, Class B	315	6,236
		140,118
Switzerland-2.81%
Adecco Group AG	179	6,615
Alcon, Inc.	86	6,462
Baloise Holding AG	39	6,381
Banque Cantonale Vaudoise	59	5,589
Barry Callebaut AG	3	6,236
BKW AG	47	6,739
Cie Financiere Richemont S.A.	50	7,682
Clariant AG(b)	315	5,380
DKSH Holding AG	76	6,456
Emmi AG	6	5,569
Flughafen Zurich AG(b)	33	5,983
Helvetia Holding AG	51	6,352
Julius Baer Group Ltd.(b)	117	7,471
Logitech International S.A., Class R(a)	114	6,650
Novartis AG	70	6,308
PSP Swiss Property AG	50	6,216
Swatch Group AG (The)	32	2,095
Swatch Group AG (The), BR	18	6,479
Swiss Life Holding AG	11	6,477
Swiss Prime Site AG	66	5,859
Swisscom AG	11	6,477
UBS Group AG	355	7,532
Zurich Insurance Group AG	13	6,407
		143,415
Taiwan-0.21%
FIT Hon Teng Ltd.(b)(c)	37,869	10,870
United Kingdom-2.91%
Admiral Group PLC	238	6,446
Associated British Foods PLC	322	7,390
Auto Trader Group PLC(c)	759	5,882
BAE Systems PLC	632	6,666
British American Tobacco PLC	142	5,423
BT Group PLC(a)	3,276	5,045
Bunzl PLC	171	6,268
ConvaTec Group PLC(c)	2,253	6,503
Diageo PLC	130	5,634
Direct Line Insurance Group PLC	2,379	5,197
Dr. Martens PLC	2,091	4,020
HSBC Holdings PLC	933	6,869
Imperial Brands PLC	258	6,459
London Stock Exchange Group PLC	60	5,489
Melrose Industries PLC	3,605	6,327
	Shares	Value
United Kingdom-(continued)
Pearson PLC	566	$6,429
Pennon Group PLC	525	5,947
Reckitt Benckiser Group PLC	74	5,262
RELX PLC	217	6,441
Rentokil Initial PLC	941	5,701
Rightmove PLC	813	5,906
Tate & Lyle PLC	645	5,999
Tesco PLC	1,982	6,012
Unilever PLC	125	6,377
Vodafone Group PLC	4,253	4,893
		148,585
United States-1.72%
Amcor PLC, CDI	444	5,292
Computershare Ltd.	321	5,372
GSK PLC	356	6,208
Holcim AG(b)	128	7,603
JS Global Lifestyle Co. Ltd.(c)	4,567	5,553
Nestle S.A.	48	5,837
Oracle Corp.	90	6,163
QIAGEN N.V.(b)	126	6,110
Roche Holding AG	18	5,606
Samsonite International S.A.(b)(c)	2,215	6,570
Signify N.V.	199	7,177
Swiss Re AG	73	7,608
Tenaris S.A.	411	7,280
Waste Connections, Inc.	40	5,293
		87,672
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $5,231,560)		5,100,542
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.04%
Invesco Private Government Fund, 4.36%(e)(f)(g)	72,147	72,147
Invesco Private Prime Fund, 4.59%(e)(f)(g)	185,500	185,556
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $257,690)		257,703
TOTAL INVESTMENTS IN SECURITIES-104.83% (Cost $5,489,250)		5,358,245
OTHER ASSETS LESS LIABILITIES-(4.83)%		(246,998)
NET ASSETS-100.00%		$5,111,247

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
Pfd.-Preferred
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $172,540, which represented 3.38% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,856	$28,705	$(33,561)	$-	$-	$-	$54
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	85,186	126,598	(139,637)	-	-	72,147	955*
Invesco Private Prime Fund	218,993	292,093	(325,611)	17	64	185,556	2,610*
Total	$309,035	$447,396	$(498,809)	$17	$64	$257,703	$3,619

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Brazil-4.65%
Ambev S.A.	1,353,300	$3,630,808
BB Seguridade Participacoes S.A.	635,900	4,718,558
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	1,259,900	5,659,274
Energisa S.A.	472,100	3,917,592
ENGIE Brasil Energia S.A.	689,600	5,329,672
Equatorial Energia S.A.	758,300	4,173,186
Itau Unibanco Holding S.A., Preference Shares	779,000	3,875,531
Itausa S.A., Preference Shares	2,594,010	4,345,895
Telefonica Brasil S.A.	675,100	5,545,116
TIM S.A.	1,711,300	3,962,766
		45,158,398
Chile-0.87%
Banco de Chile	41,142,390	4,480,395
Enel Americas S.A.	30,376,305	4,007,589
		8,487,984
China-5.70%
Agricultural Bank of China Ltd., H Shares	16,134,413	5,819,076
Bank of China Ltd., H Shares	16,434,276	6,281,868
Bank of Communications Co. Ltd., H Shares	7,750,029	4,785,342
China CITIC Bank Corp. Ltd., H Shares	11,122,287	5,373,060
China Construction Bank Corp., H Shares	7,816,162	5,078,737
China Minsheng Banking Corp. Ltd., H Shares(a)	11,493,293	4,296,120
China Petroleum & Chemical Corp., H Shares	8,104,547	4,384,614
Hengan International Group Co. Ltd.	878,727	4,315,975
Industrial & Commercial Bank of China Ltd., H Shares	9,924,154	5,317,333
People’s Insurance Co. Group of China Ltd. (The), H Shares	14,215,627	4,787,780
Zhejiang Expressway Co. Ltd., H Shares	5,636,052	4,877,874
		55,317,779
Greece-0.43%
OPAP S.A.	280,993	4,217,473
India-0.41%
Dr. Reddy’s Laboratories Ltd., ADR(a)	73,243	3,940,473
Indonesia-3.10%
PT Bank Central Asia Tbk	8,322,301	4,716,543
PT Bank Mandiri (Persero) Tbk	5,689,790	3,784,087
PT Bank Rakyat Indonesia (Persero) Tbk	13,008,744	3,983,584
PT Indofood CBP Sukses Makmur Tbk	5,859,929	3,948,318
PT Indofood Sukses Makmur Tbk	11,346,692	5,097,962
PT Kalbe Farma Tbk	28,903,194	3,972,020
PT Telkom Indonesia (Persero) Tbk	17,766,403	4,597,642
		30,100,156
Kuwait-2.72%
Boubyan Bank KSCP	1,808,790	4,655,236
Gulf Bank KSCP	3,775,296	3,877,195
Kuwait Finance House KSCP	1,665,727	4,586,738
Mobile Telecommunications Co. KSCP	3,226,752	5,867,054
National Bank of Kuwait SAKP	2,066,848	7,446,009
		26,432,232
Malaysia-8.52%
AMMB Holdings Bhd.	4,531,300	4,341,437
CIMB Group Holdings Bhd.	3,622,200	4,894,540
Genting Bhd.	4,228,600	4,921,405
Genting Malaysia Bhd.	7,491,900	5,001,969
	Shares	Value
Malaysia-(continued)
Hong Leong Bank Bhd.	1,610,100	$7,752,535
IHH Healthcare Bhd.	3,759,147	5,224,570
Malayan Banking Bhd.	4,306,592	8,831,101
MISC Bhd.	3,313,100	5,688,103
Petronas Chemicals Group Bhd.	2,503,300	4,913,324
Public Bank Bhd.	5,848,500	5,821,695
RHB Bank Bhd.	4,659,200	6,284,890
Sime Darby Bhd.	9,093,900	4,933,041
Telekom Malaysia Bhd.	3,195,400	3,921,798
Tenaga Nasional Bhd.	2,454,772	5,425,856
TIME dotCom Bhd.	3,880,200	4,791,850
		82,748,114
Mexico-2.34%
America Movil S.A.B. de C.V., Series L	4,250,321	4,449,272
Arca Continental S.A.B. de C.V.	519,880	4,599,832
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(b)	540,925	4,745,754
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	151,635	4,125,198
Grupo Elektra S.A.B. de C.V.(a)	87,185	4,804,960
		22,725,016
Qatar-3.03%
Industries Qatar Q.S.C.	938,179	3,625,015
Ooredoo Q.P.S.C.	1,657,434	4,068,775
Qatar Electricity & Water Co. Q.S.C.	966,018	4,724,429
Qatar Fuel Q.S.C.	1,130,632	5,544,886
Qatar Gas Transport Co. Ltd.	4,230,452	4,414,284
Qatar Islamic Bank (S.A.Q)	606,538	3,285,088
Qatar National Bank Q.P.S.C.	768,256	3,797,242
		29,459,719
Romania-0.46%
NEPI Rockcastle N.V.(a)	723,937	4,488,389
Russia-0.00%
Mobile TeleSystems PJSC, ADR(c)(d)	206,291	0
X5 Retail Group N.V., GDR(c)(d)(e)	51,546	0
		0
Saudi Arabia-4.67%
Advanced Petrochemical Co.	354,529	4,465,525
Almarai Co. JSC	301,324	4,459,228
Dr Sulaiman Al Habib Medical Services Group Co.	65,796	4,102,388
Jarir Marketing Co.	99,807	4,010,082
Saudi Arabian Oil Co.(e)	521,360	4,584,555
Saudi Basic Industries Corp.	207,705	5,157,801
Saudi National Bank (The)	306,693	3,879,395
Saudi Telecom Co.	562,416	5,549,120
Savola Group (The)	555,759	4,446,104
Yanbu National Petrochemical Co., Class A	394,378	4,669,202
		45,323,400
South Africa-3.69%
Bidvest Group Ltd. (The)	303,833	3,925,325
Clicks Group Ltd.(a)	241,721	3,680,845
Growthpoint Properties Ltd.	5,284,415	4,251,183
MultiChoice Group	635,030	4,365,319
Nedbank Group Ltd.	304,017	3,936,992
Remgro Ltd.	494,538	3,972,763
Shoprite Holdings Ltd.	270,949	3,744,816
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
South Africa-(continued)
Standard Bank Group Ltd.	367,890	$3,656,840
Vodacom Group Ltd.	618,262	4,328,100
		35,862,183
South Korea-8.98%
BNK Financial Group, Inc.(c)	816,021	4,715,879
Cheil Worldwide, Inc.	227,236	4,062,348
GS Retail Co. Ltd.(c)	166,211	3,906,435
HD Hyundai Co. Ltd.	77,812	3,878,880
Hyundai Motor Co.	32,530	4,446,649
Industrial Bank of Korea(c)	589,745	4,929,350
Kangwon Land, Inc.(c)	207,839	3,986,854
Kia Corp.	76,784	4,193,878
KT&G Corp.(c)	97,823	7,345,858
LG Uplus Corp.(a)	513,117	4,644,790
Mirae Asset Securities Co. Ltd.(c)	787,847	4,381,938
NH Investment & Securities Co. Ltd.(c)	678,981	5,095,178
Samsung Electronics Co. Ltd.	101,322	5,064,469
Samsung Fire & Marine Insurance Co. Ltd.	24,511	4,048,852
Samsung Life Insurance Co. Ltd.	76,829	4,422,127
Samsung SDS Co. Ltd.	41,880	4,273,610
Samsung Securities Co. Ltd.	146,819	4,009,211
Shinhan Financial Group Co. Ltd.	148,340	5,025,841
Yuhan Corp.(c)	112,705	4,801,463
		87,233,610
Taiwan-26.79%
Asia Cement Corp.	4,081,000	5,752,617
Asustek Computer, Inc.	435,000	3,968,478
Catcher Technology Co. Ltd.	774,000	4,606,875
Cathay Financial Holding Co. Ltd.	2,915,000	4,156,471
Chang Hwa Commercial Bank Ltd.	11,561,009	6,800,001
Cheng Shin Rubber Industry Co. Ltd.	4,071,000	4,704,897
Chicony Electronics Co. Ltd.	1,701,000	4,941,096
China Steel Corp.	4,193,000	4,438,915
Chunghwa Telecom Co. Ltd.	1,849,222	6,905,798
Compal Electronics, Inc.	7,231,000	5,455,739
CTBC Financial Holding Co. Ltd.	5,271,053	4,031,608
E.Sun Financial Holding Co. Ltd.	5,923,937	4,853,112
Far Eastern New Century Corp.	5,155,000	5,638,031
Far EasTone Telecommunications Co. Ltd.	2,462,993	5,485,557
First Financial Holding Co. Ltd.	6,412,737	5,597,720
Formosa Chemicals & Fibre Corp.	2,354,095	5,678,155
Formosa Petrochemical Corp.	1,880,000	5,273,077
Formosa Plastics Corp.	1,587,000	4,736,123
Foxconn Technology Co. Ltd.	2,574,000	4,672,657
Fubon Financial Holding Co. Ltd.	2,063,950	4,161,832
Highwealth Construction Corp.	3,460,545	4,742,328
Hon Hai Precision Industry Co. Ltd.	1,478,000	4,930,280
Hotai Motor Co. Ltd.	180,000	3,957,770
Hua Nan Financial Holdings Co. Ltd.	7,005,167	5,330,275
Inventec Corp.	6,149,000	5,182,584
King Yuan Electronics Co. Ltd.	3,317,000	4,258,244
Lite-On Technology Corp.	1,934,000	4,294,477
Mega Financial Holding Co. Ltd.	4,947,271	5,285,762
Nan Ya Plastics Corp.	1,623,930	4,098,482
Pegatron Corp.	2,050,000	4,428,399
Pou Chen Corp.	3,607,000	4,145,932
Powertech Technology, Inc.	1,716,000	4,797,397
President Chain Store Corp.	618,000	5,570,034
Qisda Corp.	4,331,000	4,100,957
Quanta Computer, Inc.	1,898,000	4,745,780
Radiant Opto-Electronics Corp.	1,305,000	4,473,624
	Shares	Value
Taiwan-(continued)
Shanghai Commercial & Savings Bank Ltd. (The)	2,859,000	$4,437,282
Shin Kong Financial Holding Co. Ltd.	14,286,000	4,295,063
SinoPac Financial Holdings Co. Ltd.	7,646,475	4,425,723
Synnex Technology International Corp.	2,021,264	4,083,883
Taishin Financial Holding Co. Ltd.	8,906,806	4,848,115
Taiwan Business Bank	9,801,746	4,376,105
Taiwan Cement Corp.	4,919,974	5,968,026
Taiwan Cooperative Financial Holding Co. Ltd.	6,108,080	5,401,706
Taiwan High Speed Rail Corp.	7,222,000	7,045,783
Taiwan Mobile Co. Ltd.	2,308,162	7,286,881
Teco Electric and Machinery Co. Ltd.	5,019,000	4,820,799
Tripod Technology Corp.	1,338,000	4,430,535
Uni-President Enterprises Corp.	3,180,181	7,153,685
Wistron Corp.	5,373,000	5,649,100
WPG Holdings Ltd.	3,267,937	5,208,738
Yuanta Financial Holding Co. Ltd.	5,977,930	4,496,876
		260,129,384
Thailand-21.77%
Advanced Info Service PCL, NVDR	913,725	5,406,787
Airports of Thailand PCL, NVDR(c)	3,155,595	7,110,657
Asset World Corp. PCL, NVDR	23,464,496	4,243,488
Bangkok Bank PCL, NVDR	1,308,993	6,310,489
Bangkok Chain Hospital PCL, NVDR	6,338,835	4,198,089
Bangkok Commercial Asset Management PCL, NVDR	8,667,791	4,192,695
Bangkok Dusit Medical Services PCL, NVDR	5,354,376	4,836,219
Bangkok Expressway & Metro PCL, NVDR	20,066,066	5,911,533
Berli Jucker PCL, NVDR	3,937,296	4,552,974
BTS Group Holdings PCL, NVDR	22,539,025	5,784,350
Bumrungrad Hospital PCL, NVDR	622,729	4,100,413
Carabao Group PCL, NVDR	1,480,329	4,636,717
Central Pattana PCL, NVDR	1,988,833	4,306,782
Central Retail Corp. PCL, NVDR	3,233,453	4,181,326
Charoen Pokphand Foods PCL, NVDR	7,544,882	5,401,522
CP ALL PCL, NVDR	2,769,437	5,579,144
Electricity Generating PCL, NVDR	1,255,089	6,630,305
Global Power Synergy PCL, NVDR	1,961,182	4,107,117
Gulf Energy Development PCL, NVDR	2,621,073	4,286,491
Home Product Center PCL, NVDR	11,654,922	5,070,147
Intouch Holdings PCL, NVDR	2,745,654	6,065,348
IRPC PCL, NVDR	52,978,586	4,927,150
Kasikornbank PCL, NVDR	1,203,557	5,299,839
Kiatnakin Phatra Bank PCL, NVDR	2,326,661	4,821,694
Krung Thai Bank PCL, NVDR	8,706,538	4,625,342
Krungthai Card PCL, NVDR	3,196,293	5,480,406
Land & Houses PCL, NVDR	19,419,843	5,833,658
Osotspa PCL, NVDR	5,545,497	4,724,923
PTT Global Chemical PCL, NVDR	3,345,041	5,016,161
PTT Oil & Retail Business PCL, NVDR	6,887,786	4,680,426
PTT PCL, NVDR	5,624,757	5,685,334
Ratch Group PCL, NVDR	4,549,413	5,838,357
SCG Packaging PCL, NVDR	2,608,720	4,138,467
Siam Cement PCL (The), NVDR	700,214	7,142,851
Siam Global House PCL, NVDR	7,316,670	4,621,770
Siam Makro PCL, NVDR	3,474,782	4,410,119
Thai Beverage PCL	10,790,608	5,757,867
Thai Union Group PCL, NVDR	8,767,607	4,249,673
Tisco Financial Group PCL, NVDR	2,629,645	8,179,823

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Thailand-(continued)
TMBThanachart Bank PCL, NVDR	107,535,716	$4,798,621
WHA Corp. PCL, NVDR	37,217,500	4,278,667
		211,423,741
United Arab Emirates-1.88%
Abu Dhabi National Oil Co. for Distribution PJSC	4,037,826	4,836,970
ADNOC Drilling Co. PJSC	5,021,392	4,634,437
Dubai Islamic Bank PJSC	3,321,359	5,036,449
Emirates NBD Bank PJSC	1,049,637	3,700,685
		18,208,541
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $923,883,936)		971,256,592
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.51%
Invesco Private Government Fund, 4.36%(f)(g)(h)	1,442,708	$1,442,708
Invesco Private Prime Fund, 4.59%(f)(g)(h)	3,510,632	3,511,685
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,954,393)		4,954,393
TOTAL INVESTMENTS IN SECURITIES-100.52% (Cost $928,838,329)		976,210,985
OTHER ASSETS LESS LIABILITIES-(0.52)%		(5,021,722)
NET ASSETS-100.00%		$971,189,263

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $4,584,555, which represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$34,255,212	$(34,255,212)	$-	$-	$-	$9,777
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,288,267	4,908,032	(6,753,591)	-	-	1,442,708	21,556*
Invesco Private Prime Fund	8,453,393	9,728,661	(14,672,354)	11	1,974	3,511,685	58,660*
Total	$11,741,660	$48,891,905	$(55,681,157)	$11	$1,974	$4,954,393	$89,993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Brazil-6.38%
BB Seguridade Participacoes S.A.	3,100	$23,003
Cia de Saneamento Basico do Estado de Sao Paulo	1,100	12,025
Cia Energetica de Minas Gerais, Preference Shares	5,500	12,379
CPFL Energia S.A.	900	5,883
ENGIE Brasil Energia S.A.	1,000	7,729
Petroleo Brasileiro S.A.	21,200	122,667
Petroleo Brasileiro S.A., Preference Shares	25,300	129,545
		313,231
Chile-2.68%
Banco de Chile	147,343	16,046
Cia Sud Americana de Vapores S.A.	103,399	8,943
Quinenco S.A.	2,015	6,987
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	1,025	99,364
		131,340
China-4.65%
Bank of China Ltd., H Shares	236,948	90,383
China Overseas Land & Investment Ltd.	11,800	31,839
China Railway Group Ltd., H Shares	14,132	7,698
China Shenhua Energy Co. Ltd., H Shares	15,200	47,218
PICC Property & Casualty Co. Ltd., H Shares	26,000	24,446
Shanghai Baosight Software Co. Ltd., B Shares	1,554	4,858
Yankuang Energy Group Co. Ltd., H Shares	6,883	22,084
		228,526
Czech Republic-0.91%
CEZ A.S.(a)	1,099	44,535
Greece-0.39%
Motor Oil Hellas Corinth Refineries S.A.	223	5,425
OPAP S.A.	555	8,306
Star Bulk Carriers Corp.	242	5,498
		19,229
Hungary-0.27%
MOL Hungarian Oil & Gas PLC	1,787	13,291
India-19.12%
ABB India Ltd.	229	7,937
Adani Enterprises Ltd.	1,411	51,217
Adani Green Energy Ltd.(b)	2,178	32,536
Adani Total Gas Ltd.	1,969	50,667
Adani Transmission Ltd.(b)	1,985	42,981
Bajaj Holdings & Investment Ltd.	88	6,320
Bank of Baroda	3,622	7,420
Bharat Electronics Ltd.	15,064	17,458
Canara Bank	1,286	4,771
Cholamandalam Investment and Finance Co. Ltd.	1,331	11,485
Coal India Ltd.	9,394	25,781
Cummins India Ltd.	566	9,919
Hindustan Aeronautics Ltd.(c)	480	14,956
ICICI Bank Ltd.	14,671	148,969
Indian Railway Catering & Tourism Corp. Ltd.	705	5,478
ITC Ltd.	15,700	67,521
Mahindra & Mahindra Ltd.	4,683	78,809
NHPC Ltd.	9,224	4,943
NTPC Ltd.	18,095	37,801
Page Industries Ltd.	27	13,194
Polycab India Ltd.	122	4,350
Power Grid Corp. of India Ltd.	12,808	33,869
Siemens Ltd.	332	11,859
SRF Ltd.	483	12,866
	Shares	Value
India-(continued)
State Bank of India	5,415	$36,583
Sun Pharmaceutical Industries Ltd.	3,445	43,499
Tata Elxsi Ltd.	196	15,868
Tata Motors Ltd.(b)	6,207	34,252
Tata Motors Ltd., Class A(b)	1,590	4,478
Tata Power Co. Ltd. (The)	7,345	19,087
Titan Co. Ltd.	1,479	42,913
Trent Ltd.	595	8,690
TVS Motor Co. Ltd.	1,064	13,464
Varun Beverages Ltd.	1,184	16,565
		938,506
Indonesia-8.07%
PT Adaro Energy Indonesia Tbk	100,076	19,761
PT Astra International Tbk	72,100	28,859
PT Bank Central Asia Tbk	191,400	108,213
PT Bank Mandiri (Persero) Tbk	107,500	71,356
PT Bank Negara Indonesia (Persero) Tbk	38,500	23,501
PT Bank Rakyat Indonesia (Persero) Tbk	226,900	69,326
PT Kalbe Farma Tbk	66,900	9,194
PT Perusahaan Gas Negara Tbk	56,600	5,834
PT Telkom Indonesia (Persero) Tbk	189,300	48,619
PT United Tractors Tbk	6,900	11,301
		395,964
Kuwait-4.32%
Boubyan Bank KSCP	3,639	9,346
Gulf Bank KSCP	12,458	12,774
Kuwait Finance House KSCP	22,187	60,765
National Bank of Kuwait SAKP	35,959	129,229
		212,114
Malaysia-4.33%
AMMB Holdings Bhd.	9,100	8,704
CIMB Group Holdings Bhd.	23,600	31,812
Hong Leong Bank Bhd.	3,100	14,912
Malayan Banking Bhd.	30,000	61,466
Petronas Chemicals Group Bhd.	8,612	16,858
Public Bank Bhd.	59,400	59,041
RHB Bank Bhd.	14,500	19,545
		212,338
Mexico-2.99%
America Movil S.A.B. de C.V., Series L	54,021	56,550
Arca Continental S.A.B. de C.V.	1,535	13,581
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,146	19,817
Grupo Bimbo S.A.B. de C.V., Series A	5,658	28,296
Grupo Financiero Inbursa S.A.B. de C.V., Class O(b)	13,196	28,427
		146,671
Philippines-0.34%
International Container Terminal Services, Inc.	2,223	8,440
PLDT, Inc.	330	8,107
		16,547
Qatar-2.62%
Commercial Bank P.S.Q.C. (The)	12,788	21,069
Industries Qatar Q.S.C.	7,703	29,719
Mesaieed Petrochemical Holding Co. Q.P.S.C.	18,709	11,045
Qatar Gas Transport Co. Ltd.	14,042	14,652
Qatar Islamic Bank (S.A.Q)	9,679	52,279
		128,764
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Russia-0.00%
Alrosa PJSC(b)(d)	11,439	$0
Gazprom PJSC(d)	43,562	0
Severstal PAO(d)	1,045	0
		0
Saudi Arabia-13.13%
ACWA Power Co.	892	36,032
Al Rajhi Bank(b)	6,355	138,852
Alinma Bank	6,098	53,376
Arab National Bank	552	4,067
Bank AlBilad(b)	2,786	33,294
Bank Al-Jazira	1,422	7,336
Banque Saudi Fransi	2,121	23,086
Dr Sulaiman Al Habib Medical Services Group Co.	256	15,962
Mouwasat Medical Services Co.	159	8,727
Riyad Bank	5,557	45,605
Sahara International Petrochemical Co.	1,302	12,836
Saudi Arabian Mining Co.(b)	3,383	66,434
Saudi Arabian Oil Co.(c)	9,126	80,123
Saudi British Bank (The)	1,467	14,189
Saudi National Bank (The)	8,309	104,720
		644,639
South Africa-6.67%
Absa Group Ltd.	2,655	30,294
Capitec Bank Holdings Ltd.	325	33,414
FirstRand Ltd.	17,680	65,384
Investec Ltd.	1,698	10,779
MTN Group Ltd.	2,656	22,383
Nedbank Group Ltd.	1,748	22,585
OUTsurance Group Ltd.	4,820	9,951
Remgro Ltd.	1,654	13,287
Sasol Ltd.	2,094	37,642
Shoprite Holdings Ltd.	2,186	30,122
Standard Bank Group Ltd.	5,204	51,728
		327,569
South Korea-1.38%
Ecopro BM Co. Ltd.	183	14,826
Hyundai Marine & Fire Insurance Co. Ltd.(b)	189	4,749
Korea Aerospace Industries Ltd.(b)	346	13,511
L&F Co. Ltd.	106	17,727
LG Innotek Co. Ltd.	53	11,681
Meritz Fire & Marine Insurance Co. Ltd.(b)	118	5,208
		67,702
Taiwan-7.76%
China Airlines Ltd.	8,000	5,169
Chunghwa Telecom Co. Ltd.	13,500	50,583
Compal Electronics, Inc.	13,000	9,785
E Ink Holdings, Inc.	5,388	30,955
E.Sun Financial Holding Co. Ltd.	50,267	41,017
Eva Airways Corp.	11,000	10,625
Far EasTone Telecommunications Co. Ltd.	8,000	17,772
First Financial Holding Co. Ltd.	46,020	40,004
Hua Nan Financial Holdings Co. Ltd.	40,286	30,525
Mega Financial Holding Co. Ltd.	30,075	32,003
Shanghai Commercial & Savings Bank Ltd. (The)	16,172	25,100
SinoPac Financial Holdings Co. Ltd.	44,126	25,425
Taiwan Business Bank	26,000	11,560
Taiwan Cooperative Financial Holding Co. Ltd.	48,876	43,056
Yulon Finance Corp.	1,318	7,309
		380,888
	Shares	Value
Thailand-4.86%
Airports of Thailand PCL, NVDR(b)	15,300	$34,414
Asset World Corp. PCL, NVDR	30,700	5,534
Bangkok Bank PCL, NVDR	2,300	11,044
Bangkok Dusit Medical Services PCL, NVDR	12,900	11,626
Bumrungrad Hospital PCL, NVDR	2,300	15,120
Central Pattana PCL, NVDR	5,400	11,655
Energy Absolute PCL, NVDR	6,400	16,771
Gulf Energy Development PCL, NVDR	23,910	38,932
Kasikornbank PCL, NVDR	5,100	22,402
Krung Thai Bank PCL, NVDR	19,700	10,444
Land & Houses PCL, NVDR	10,895	3,267
PTT Exploration & Production PCL, NVDR	8,000	41,563
TMBThanachart Bank PCL, NVDR	159,000	7,081
True Corp. PCL, NVDR	59,600	8,775
		238,628
Turkey-5.83%
Akbank T.A.S.	13,983	12,622
Aksa Enerji Uretim A.S.	1,849	3,493
Anadolu Efes Biracilik ve Malt Sanayii A.S.	969	2,689
Arcelik A.S.	1,149	6,548
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,940	5,858
BIM Birlesik Magazalar A.S.	1,844	12,205
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	9,333	3,895
Enerjisa Enerji A.S.(c)	1,055	1,850
Enka Insaat ve Sanayi A.S.	11,659	18,396
Eregli Demir ve Celik Fabrikalari T.A.S.	5,012	10,152
Ford Otomotiv Sanayi A.S.	326	8,840
Gubre Fabrikalari TAS(b)	232	3,404
Haci Omer Sabanci Holding A.S.	8,720	18,089
Iskenderun Demir ve Celik A.S.	915	1,561
KOC Holding A.S.	5,388	21,898
Koza Altin Isletmeleri A.S.	188	5,546
Oyak Cimento Fabrikalari A.S.(b)	1,712	1,950
Petkim Petrokimya Holding A.S.(b)	4,917	4,269
Sasa Polyester Sanayi A.S.(b)	3,006	16,028
TAV Havalimanlari Holding A.S.(b)	1,242	5,457
Tofas Turk Otomobil Fabrikasi A.S.	842	7,077
Turk Hava Yollari AO(b)	5,050	36,941
Turk Telekomunikasyon A.S.	1,814	1,981
Turk Traktor ve Ziraat Makineleri A.S.	51	1,562
Turkiye Garanti Bankasi A.S.	3,146	4,021
Turkiye Is Bankasi A.S., Class C	24,322	14,068
Turkiye Petrol Rafinerileri A.S.(b)	894	28,107
Turkiye Sise ve Cam Fabrikalari A.S.	9,317	19,584
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	1,235	850
Yapi ve Kredi Bankasi A.S.	15,095	7,286
		286,227
United Arab Emirates-3.03%
Abu Dhabi Commercial Bank PJSC	10,060	23,034
Abu Dhabi Islamic Bank PJSC	7,732	19,830
Aldar Properties PJSC	11,287	13,398
Dubai Islamic Bank PJSC	10,510	15,881
Emaar Properties PJSC	15,198	23,005
Fertiglobe PLC	5,180	5,641
First Abu Dhabi Bank PJSC	12,946	47,934
		148,723
Total Common Stocks & Other Equity Interests (Cost $5,062,969)		4,895,432

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $12,058)	12,058	$12,058
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $5,075,027)		4,907,490
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.97%
Invesco Private Government Fund, 4.36%(e)(f)(g)	13,145	13,145
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(e)(f)(g)	34,293	$34,303
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,448)		47,448
TOTAL INVESTMENTS IN SECURITIES-100.95% (Cost $5,122,475)		4,954,938
OTHER ASSETS LESS LIABILITIES-(0.95)%		(46,494)
NET ASSETS-100.00%		$4,908,444

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $96,929, which represented 1.97% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,220	$88,745	$(80,907)	$-	$-	$12,058	$57
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,971	36,564	(30,390)	-	-	13,145	98*
Invesco Private Prime Fund	17,921	71,626	(55,251)	-	7	34,303	262*
Total	$29,112	$196,935	$(166,548)	$-	$7	$59,506	$417

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Australia-12.05%
ANZ Group Holdings Ltd.	13,956	$246,738
APA Group	26,782	200,056
Aurizon Holdings Ltd.	86,203	224,996
Bendigo & Adelaide Bank Ltd.	30,089	214,122
Coles Group Ltd.	12,346	154,505
Commonwealth Bank of Australia	1,941	151,319
Dexus	48,339	279,943
National Australia Bank Ltd.	8,933	201,003
Stockland	105,059	292,544
Transurban Group	16,482	161,317
Wesfarmers Ltd.	4,465	157,284
Westpac Banking Corp.	12,534	210,467
		2,494,294
China-0.75%
Wilmar International Ltd.	50,228	156,279
Finland-1.59%
Elisa OYJ	2,885	164,299
Sampo OYJ, Class A	3,158	165,502
		329,801
France-2.19%
Danone S.A.	2,822	154,192
Orange S.A.	28,277	298,916
		453,108
Germany-1.01%
Allianz SE	879	209,485
Hong Kong-12.79%
CK Asset Holdings Ltd.	28,140	179,857
CK Hutchison Holdings Ltd.	35,320	225,552
CK Infrastructure Holdings Ltd.	42,482	237,148
CLP Holdings Ltd.	28,484	212,026
HK Electric Investments & HK Electric Investments Ltd.(a)	357,092	246,913
HKT Trust & HKT Ltd.	232,177	304,829
Hong Kong & China Gas Co. Ltd. (The)	187,616	188,847
Link REIT	25,206	202,851
Power Assets Holdings Ltd.	45,735	259,143
Sino Land Co. Ltd.	170,941	222,003
Sun Hung Kai Properties Ltd.	12,769	181,645
Swire Properties Ltd.	66,484	187,304
		2,648,118
Israel-2.09%
First International Bank of Israel Ltd. (The)	6,372	256,955
Plus500 Ltd.	7,703	176,292
		433,247
Italy-3.10%
Assicurazioni Generali S.p.A.	13,074	254,580
Snam S.p.A.	42,708	217,449
Terna Rete Elettrica Nazionale S.p.A.	21,397	169,614
		641,643
Japan-17.58%
Activia Properties, Inc.	60	179,818
Canon, Inc.	7,500	166,846
COMSYS Holdings Corp.	9,200	175,628
Daiwa Office Investment Corp.	36	169,422
Daiwa Securities Group, Inc.	39,500	186,576
Haseko Corp.	20,200	233,913
Japan Post Holdings Co. Ltd.	21,092	185,066
	Shares	Value
Japan-(continued)
Japan Prime Realty Investment Corp.	61	$165,495
Japan Real Estate Investment Corp.	37	158,784
Japan Tobacco, Inc.	13,611	277,377
Mitsubishi HC Capital, Inc.	36,041	183,658
Mizuho Financial Group, Inc.	11,305	176,520
Nippon Building Fund, Inc.	39	170,601
Nomura Holdings, Inc.	38,900	154,858
Obayashi Corp.	19,500	151,396
Sekisui House Ltd.(a)	8,802	166,383
Sekisui House REIT, Inc.	330	180,504
SoftBank Corp.	19,954	228,492
Takeda Pharmaceutical Co. Ltd.	5,347	168,544
United Urban Investment Corp.	141	160,592
		3,640,473
Netherlands-0.94%
Koninklijke KPN N.V.	57,045	194,692
New Zealand-2.00%
Contact Energy Ltd.	40,090	201,476
Spark New Zealand Ltd.	63,228	213,160
		414,636
Norway-4.38%
DNB Bank ASA	10,589	197,134
Gjensidige Forsikring ASA	8,244	148,056
Orkla ASA	22,333	166,690
Telenor ASA	37,800	395,227
		907,107
Portugal-1.48%
EDP - Energias de Portugal S.A.	31,008	153,900
Jeronimo Martins SGPS S.A.	7,016	152,103
		306,003
Singapore-14.59%
CapitaLand Ascendas REIT	104,000	228,770
CapitaLand Integrated Commercial Trust	126,299	207,176
DBS Group Holdings Ltd.	6,314	172,776
Frasers Logistics & Commercial Trust(b)	275,400	264,960
Jardine Cycle & Carriage Ltd.(a)	7,685	170,364
Keppel Corp. Ltd.	34,817	200,905
Mapletree Industrial Trust	139,086	252,996
Mapletree Logistics Trust	177,382	229,631
Mapletree Pan Asia Commercial Trust	173,870	242,215
Oversea-Chinese Banking Corp. Ltd.	18,752	184,982
Singapore Technologies Engineering Ltd.	96,520	271,586
Suntec REIT	246,632	263,530
United Overseas Bank Ltd.	6,806	154,952
Venture Corp. Ltd.	12,444	175,685
		3,020,528
Spain-4.55%
Endesa S.A.	10,448	208,220
Iberdrola S.A.	13,555	158,863
Red Electrica Corp. S.A.	13,427	237,403
Telefonica S.A.	88,887	337,607
		942,093
Sweden-3.69%
Svenska Handelsbanken AB, Class A(a)	17,600	182,979
Tele2 AB, Class B	34,051	293,740
Telia Co. AB(a)	111,013	286,659
		763,378
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Switzerland-4.15%
Novartis AG	1,579	$142,301
SGS S.A.	58	140,941
Swiss Life Holding AG	350	206,092
Swisscom AG	291	171,355
Zurich Insurance Group AG	401	197,623
		858,312
United Kingdom-7.75%
British American Tobacco PLC	6,713	256,369
Imperial Brands PLC	10,426	261,007
National Grid PLC	15,782	200,460
Severn Trent PLC	4,397	152,802
Tesco PLC	65,614	199,030
United Utilities Group PLC	13,315	173,837
Vodafone Group PLC	314,065	361,307
		1,604,812
United States-3.22%
GSK PLC	11,904	207,585
Holcim AG(c)	3,165	188,004
Swiss Re AG	2,599	270,875
		666,464
Total Common Stocks & Other Equity Interests (Cost $20,826,419)		20,684,473
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $11,947)	11,947	$11,947
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $20,838,366)		20,696,420
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.97%
Invesco Private Government Fund, 4.36%(d)(e)(f)	461,864	461,864
Invesco Private Prime Fund, 4.59%(d)(e)(f)	1,187,592	1,187,948
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,649,818)		1,649,812
TOTAL INVESTMENTS IN SECURITIES-107.93% (Cost $22,488,184)		22,346,232
OTHER ASSETS LESS LIABILITIES-(7.93)%		(1,641,542)
NET ASSETS-100.00%		$20,704,690

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2023 represented 1.28% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$157,131	$(145,184)	$-	$-	$11,947	$235
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	627,209	1,098,009	(1,263,354)	-	-	461,864	5,343*
Invesco Private Prime Fund	1,612,389	2,825,910	(3,250,736)	(22)	407	1,187,948	14,584*
Total	$2,239,598	$4,081,050	$(4,659,274)	$(22)	$407	$1,661,759	$20,162

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Australia-7.35%
ANZ Group Holdings Ltd.	132,903	$2,349,682
APA Group	265,385	1,982,367
ASX Ltd.	45,078	2,203,423
Aurizon Holdings Ltd.	889,985	2,322,926
Cleanaway Waste Management Ltd.	1,042,716	2,015,405
Coles Group Ltd.	212,786	2,670,934
Commonwealth Bank of Australia(a)	31,069	2,422,111
Insurance Australia Group Ltd.	604,420	2,096,199
National Australia Bank Ltd.	107,769	2,424,930
Steadfast Group Ltd.	584,999	2,172,172
Telstra Group Ltd.	1,025,237	2,947,528
Transurban Group	256,738	2,511,597
Treasury Wine Estates Ltd.	217,628	2,237,351
Westpac Banking Corp.	132,764	2,229,336
Woolworths Group Ltd.	94,118	2,403,043
		34,989,004
Belgium-0.94%
Ackermans & van Haaren N.V.	12,600	2,177,165
Groupe Bruxelles Lambert N.V.	26,761	2,283,409
		4,460,574
Canada-19.17%
AltaGas Ltd.	112,006	2,088,440
Bank of Montreal(a)	24,422	2,450,711
Bank of Nova Scotia (The)	48,472	2,616,584
BCE, Inc.(a)	60,510	2,852,384
Brookfield Infrastructure Corp., Class A	46,340	2,040,995
Canadian Apartment Properties REIT(a)	60,196	2,219,540
Canadian Imperial Bank of Commerce	51,921	2,363,459
Canadian National Railway Co.	16,657	1,977,094
Canadian Utilities Ltd., Class A(a)	107,081	2,967,629
CCL Industries, Inc., Class B(a)	42,187	1,967,473
CGI, Inc., Class A(b)	24,851	2,123,887
Choice Properties REIT(a)	223,222	2,504,315
Dollarama, Inc.	31,602	1,884,491
Emera, Inc.(a)	65,085	2,584,182
Empire Co. Ltd., Class A	77,358	2,219,836
Enbridge, Inc.(a)	64,021	2,613,905
Fortis, Inc.	73,067	2,993,647
George Weston Ltd.	18,011	2,310,445
Great-West Lifeco, Inc.	105,480	2,789,665
Hydro One Ltd.(c)	106,592	2,906,147
Intact Financial Corp.	16,770	2,425,985
Loblaw Cos. Ltd.	23,452	2,095,011
Manulife Financial Corp.	108,210	2,135,249
Metro, Inc.	45,844	2,481,248
National Bank of Canada	32,880	2,462,889
Northland Power, Inc.	76,749	2,055,690
Pembina Pipeline Corp.(a)	59,252	2,096,367
Power Corp. of Canada	100,714	2,723,999
Restaurant Brands International, Inc.	29,513	1,969,155
Rogers Communications, Inc., Class B	49,385	2,394,211
Royal Bank of Canada	27,876	2,844,528
Stantec, Inc.	41,280	2,145,749
Sun Life Financial, Inc.	53,017	2,656,512
TC Energy Corp.(a)	47,538	2,042,458
TELUS Corp.	132,146	2,839,304
Thomson Reuters Corp.	21,646	2,567,639
TMX Group Ltd.	23,963	2,355,085
Toronto-Dominion Bank (The)	35,920	2,478,207
		91,244,115
	Shares	Value
China-0.47%
Wilmar International Ltd.	717,678	$2,232,982
Denmark-0.44%
Tryg A/S	91,144	2,087,635
Finland-0.59%
Elisa OYJ	49,524	2,820,367
France-1.56%
Danone S.A.	38,481	2,102,571
Orange S.A.	315,409	3,334,192
Sanofi	20,284	1,991,225
		7,427,988
Germany-1.36%
Beiersdorf AG	17,348	2,102,634
Deutsche Boerse AG	11,663	2,081,949
Deutsche Telekom AG	102,168	2,270,714
		6,455,297
Hong Kong-5.97%
CK Asset Holdings Ltd.	329,260	2,104,462
CK Hutchison Holdings Ltd.	363,678	2,322,431
CK Infrastructure Holdings Ltd.	394,020	2,199,546
CLP Holdings Ltd.	363,130	2,703,031
HK Electric Investments & HK Electric Investments Ltd.(a)	3,408,712	2,356,969
HKT Trust & HKT Ltd.	2,344,949	3,078,723
Link REIT	300,678	2,419,775
MTR Corp. Ltd.	639,638	3,433,155
Power Assets Holdings Ltd.	487,103	2,760,017
Sun Hung Kai Properties Ltd.	189,216	2,691,690
Swire Properties Ltd.	828,772	2,334,879
		28,404,678
Israel-0.82%
First International Bank of Israel Ltd. (The)	46,538	1,876,675
Plus500 Ltd.	88,202	2,018,606
		3,895,281
Italy-0.44%
Snam S.p.A.	412,406	2,099,773
Japan-37.08%
Activia Properties, Inc.	762	2,283,692
Advance Residence Investment Corp.(a)	932	2,280,822
Aeon Mall Co. Ltd.	194,461	2,740,629
Alfresa Holdings Corp.	165,185	2,067,250
Calbee, Inc.(a)	87,555	1,976,038
Canon Marketing Japan, Inc.	89,520	2,124,905
Canon, Inc.	92,011	2,046,890
Central Japan Railway Co.	17,339	2,109,602
Chubu Electric Power Co., Inc.	212,537	2,288,197
COMSYS Holdings Corp.	131,089	2,506,457
Daiwa House Industry Co. Ltd.	93,229	2,241,956
Daiwa House REIT Investment Corp.	1,011	2,201,290
Daiwa Office Investment Corp.	461	2,169,537
Daiwa Securities Group, Inc.	486,030	2,295,776
East Japan Railway Co.	35,276	1,957,663
ENEOS Holdings, Inc.	588,120	2,094,792
GLP J-Reit	1,844	2,089,447
Hankyu Hanshin Holdings, Inc.	72,260	2,146,717
Haseko Corp.	201,957	2,338,894
Industrial & Infrastructure Fund Investment Corp.(a)	1,820	2,019,205
Japan Metropolitan Fund Investment Corp.	2,800	2,167,414
Japan Post Bank Co. Ltd.(a)	286,908	2,551,096
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Japan Post Holdings Co. Ltd.	339,845	$2,981,871
Japan Prime Realty Investment Corp.(a)	895	2,428,164
Japan Real Estate Investment Corp.	566	2,430,130
Japan Tobacco, Inc.(a)	112,764	2,298,001
Kajima Corp.	173,338	2,131,462
Kansai Electric Power Co., Inc. (The)	235,670	2,267,762
KDDI Corp.	81,480	2,548,138
Kewpie Corp.	127,701	2,221,228
Kintetsu Group Holdings Co. Ltd.	56,307	1,832,050
Kirin Holdings Co. Ltd.	146,800	2,263,084
Kyocera Corp.	40,210	2,092,594
Kyushu Electric Power Co., Inc.(a)	420,661	2,422,902
Kyushu Railway Co.	98,090	2,201,401
Lion Corp.	181,891	2,014,299
McDonald’s Holdings Co. Japan Ltd.(a)	113,606	4,490,252
MEIJI Holdings Co. Ltd.	50,522	2,606,650
Mitsubishi Estate Co. Ltd.	152,048	1,962,837
Mitsubishi HC Capital, Inc.	483,928	2,466,010
Mitsubishi UFJ Financial Group, Inc.	347,272	2,551,306
Mizuho Financial Group, Inc.	204,509	3,193,274
NH Foods Ltd.	80,471	2,413,295
Nichirei Corp.	104,761	2,190,358
Nippon Accommodations Fund, Inc.(a)	594	2,667,887
Nippon Building Fund, Inc.	554	2,425,739
Nippon Prologis REIT, Inc.	848	1,927,368
Nippon Telegraph & Telephone Corp.	93,256	2,795,069
Nisshin Seifun Group, Inc.	186,101	2,330,897
Nissin Foods Holdings Co. Ltd.	27,912	2,183,855
Nomura Holdings, Inc.	598,240	2,387,965
Nomura Real Estate Master Fund, Inc.	1,820	2,130,837
Obayashi Corp.	293,129	2,274,356
Oji Holdings Corp.	535,209	2,213,786
Ono Pharmaceutical Co. Ltd.	80,939	1,757,325
ORIX JREIT, Inc.	1,590	2,189,313
Otsuka Holdings Co. Ltd.	65,153	2,092,216
Secom Co. Ltd.	37,127	2,213,397
Sekisui House Ltd.(a)	127,456	2,409,279
Sekisui House REIT, Inc.	4,298	2,350,924
Shimizu Corp.	387,659	2,174,522
SHO-BOND Holdings Co. Ltd.(a)	48,739	2,072,565
Skylark Holdings Co. Ltd.(a)(b)	214,773	2,556,293
SoftBank Corp.	285,622	3,270,646
Sohgo Security Services Co. Ltd.	78,983	2,178,058
Sumitomo Mitsui Financial Group, Inc.	63,499	2,765,661
Sumitomo Mitsui Trust Holdings, Inc.	63,601	2,321,101
Taisei Corp.	63,875	2,206,230
Takeda Pharmaceutical Co. Ltd.	88,554	2,791,336
Tobu Railway Co. Ltd.	95,731	2,246,033
Tokyo Tatemono Co. Ltd.	143,469	1,778,218
Tokyu Corp.	158,799	2,044,271
United Urban Investment Corp.	2,067	2,353,760
West Japan Railway Co.	46,284	1,938,503
Yakult Honsha Co. Ltd.	31,936	2,282,123
Zensho Holdings Co. Ltd.	93,938	2,397,257
		176,432,127
Netherlands-1.06%
Koninklijke Ahold Delhaize N.V.	68,688	2,044,910
Koninklijke KPN N.V.(a)	877,344	2,994,340
		5,039,250
New Zealand-1.41%
Contact Energy Ltd.	415,214	2,086,701
	Shares	Value
New Zealand-(continued)
Infratil Ltd.	375,730	$2,161,241
Spark New Zealand Ltd.	733,394	2,472,484
		6,720,426
Norway-1.48%
Gjensidige Forsikring ASA	108,002	1,939,634
Orkla ASA	353,526	2,638,666
Telenor ASA	236,853	2,476,473
		7,054,773
Singapore-10.98%
CapitaLand Ascendas REIT	1,344,364	2,964,165
CapitaLand Integrated Commercial Trust	1,485,699	2,437,083
City Developments Ltd.	372,826	2,366,188
DBS Group Holdings Ltd.	100,697	2,755,459
Frasers Logistics & Commercial Trust(c)	2,575,543	2,478,788
Genting Singapore Ltd.	3,564,143	2,698,805
Keppel Corp. Ltd.	470,219	2,713,308
Mapletree Industrial Trust	1,673,064	3,043,288
Mapletree Logistics Trust	1,824,865	2,362,393
Mapletree Pan Asia Commercial Trust	1,643,077	2,288,942
Oversea-Chinese Banking Corp. Ltd.	328,053	3,236,130
Singapore Airlines Ltd.(a)	664,239	2,999,222
Singapore Exchange Ltd.	451,216	3,182,686
Singapore Technologies Engineering Ltd.	1,159,737	3,263,243
Singapore Telecommunications Ltd.	1,308,678	2,507,035
Suntec REIT	2,522,197	2,695,000
United Overseas Bank Ltd.	113,296	2,579,406
UOL Group Ltd.	555,191	2,965,928
Venture Corp. Ltd.	193,289	2,728,862
		52,265,931
Spain-0.84%
Red Electrica Corp. S.A.	108,903	1,928,185
Telefonica S.A.	542,393	2,060,092
		3,988,277
Sweden-0.40%
Telia Co. AB(a)	741,474	1,914,640
Switzerland-2.72%
Barry Callebaut AG	1,356	2,818,612
Novartis AG	28,636	2,580,697
SGS S.A.	850	2,064,780
Swisscom AG	5,277	3,107,359
Zurich Insurance Group AG	4,766	2,348,806
		12,920,254
United Kingdom-3.41%
British American Tobacco PLC	49,070	1,873,980
Bunzl PLC	54,272	1,989,368
Diageo PLC	43,076	1,866,688
Imperial Brands PLC	78,329	1,960,905
National Grid PLC	168,137	2,135,644
Reckitt Benckiser Group PLC	28,305	2,012,790
RELX PLC	74,279	2,204,556
Tesco PLC	719,258	2,181,757
		16,225,688
United States-1.44%
Nestle S.A.	22,259	2,706,689

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
United States-(continued)
Roche Holding AG	6,696	$2,085,321
Waste Connections, Inc.	15,607	2,065,104
		6,857,114
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $476,312,862)		475,536,174
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.95%
Invesco Private Government Fund, 4.36%(d)(e)(f)	8,754,083	8,754,083
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	29,044,635	$29,053,348
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,807,409)		37,807,431
TOTAL INVESTMENTS IN SECURITIES-107.88% (Cost $514,120,271)		513,343,605
OTHER ASSETS LESS LIABILITIES-(7.88)%		(37,494,901)
NET ASSETS-100.00%		$475,848,704

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $5,384,935, which represented 1.13% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$49,451	$3,008,162	$(3,057,613)	$-	$-	$-	$2,535
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,908,375	24,355,458	(24,509,750)	-	-	8,754,083	112,381*
Invesco Private Prime Fund	22,901,210	54,550,172	(48,406,667)	(51)	8,684	29,053,348	308,167*
Total	$31,859,036	$81,913,792	$(75,974,030)	$(51)	$8,684	$37,807,431	$423,083

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Australia-7.27%
Ampol Ltd.	945	$20,303
APA Group	6,028	44,855
ASX Ltd.	806	39,171
Endeavour Group Ltd.	5,174	24,172
Glencore PLC	63,333	421,970
Incitec Pivot Ltd.	10,448	25,326
Macquarie Group Ltd.	1,355	178,872
National Australia Bank Ltd.	15,789	353,687
Orica Ltd.	2,298	23,949
Origin Energy Ltd.	10,002	52,648
Pilbara Minerals Ltd.(a)	9,372	31,369
South32 Ltd.	19,384	62,012
Vicinity Ltd.	20,958	30,422
WiseTech Global Ltd.	821	35,023
Woodside Energy Group Ltd.	11,452	292,606
Worley Ltd.	1,797	19,564
		1,655,949
Austria-0.05%
Verbund AG	126	10,681
Belgium-0.15%
Elia Group S.A./N.V.	251	35,111
Canada-16.12%
AltaGas Ltd.	1,007	18,776
BCE, Inc.(b)	1,183	55,766
Cameco Corp.	1,662	46,372
Canadian National Railway Co.	2,515	298,517
Canadian Natural Resources Ltd.	8,542	522,820
Canadian Utilities Ltd., Class A(b)	750	20,785
Cenovus Energy, Inc.	11,306	225,213
Dollarama, Inc.	1,634	97,439
Emera, Inc.(b)	1,022	40,578
Enbridge, Inc.(b)	12,353	504,359
Fairfax Financial Holdings Ltd.	127	83,839
Fortis, Inc.	1,959	80,263
George Weston Ltd.	305	39,125
Hydro One Ltd.(c)	1,966	53,602
Imperial Oil Ltd.	1,602	87,307
Intact Financial Corp.	754	109,075
Loblaw Cos. Ltd.	1,064	95,049
Metro, Inc.	875	47,358
Nutrien Ltd.	2,990	246,801
Pembina Pipeline Corp.	2,877	101,790
Ritchie Bros. Auctioneers, Inc.	445	26,833
Suncor Energy, Inc.	10,283	355,880
TC Energy Corp.(b)	4,524	194,373
Teck Resources Ltd., Class B	1,744	75,231
TELUS Corp.	1,844	39,620
Thomson Reuters Corp.	539	63,936
Tourmaline Oil Corp.	2,574	119,619
West Fraser Timber Co. Ltd.	275	23,843
		3,674,169
China-0.21%
BOC Hong Kong Holdings Ltd.	13,767	48,035
Denmark-6.24%
AP Moller - Maersk A/S, Class A	11	23,302
AP Moller - Maersk A/S, Class B	20	43,257
Novo Nordisk A/S, Class B	9,853	1,356,445
		1,423,004
	Shares	Value
Finland-0.50%
Orion OYJ, Class B	474	$25,323
Sampo OYJ, Class A	1,705	89,197
		114,520
France-6.50%
Aeroports de Paris(a)	126	19,466
Orange S.A.	8,418	88,882
Sanofi	4,519	440,088
Thales S.A.	599	78,976
TotalEnergies SE(b)	13,819	855,163
		1,482,575
Germany-1.38%
Deutsche Boerse AG	908	161,973
Hapag-Lloyd AG(b)(c)	40	8,714
RWE AG	3,272	144,985
		315,672
Hong Kong-0.22%
HKT Trust & HKT Ltd.	17,451	22,842
Power Assets Holdings Ltd.	4,777	26,997
		49,839
Israel-1.43%
Airport City Ltd.(a)	178	2,804
Bank Hapoalim BM	5,463	48,852
Bank Leumi Le-Israel BM(b)	8,935	78,426
Bezeq The Israeli Telecommunication Corp. Ltd.	16,160	26,680
Elbit Systems Ltd.	196	32,746
Fattal Holdings 1998 Ltd.(a)	37	3,555
First International Bank of Israel Ltd. (The)	405	16,268
ICL Group Ltd.	3,000	23,615
Israel Corp. Ltd. (The)	22	8,092
Israel Discount Bank Ltd., Class A	5,441	27,619
Mivne Real Estate KD Ltd.	2,073	6,611
Mizrahi Tefahot Bank Ltd.	770	25,270
Phoenix Holdings Ltd. (The)	529	5,648
Plus500 Ltd.	461	10,551
ZIM Integrated Shipping Services Ltd.(b)	451	8,546
		325,283
Italy-0.71%
Eni S.p.A.(b)	10,502	161,231
Japan-26.12%
Ajinomoto Co., Inc.	2,422	79,582
Astellas Pharma, Inc.	7,585	111,548
Bandai Namco Holdings, Inc.	1,383	92,055
Canon Marketing Japan, Inc.	279	6,597
Canon, Inc.(b)	5,565	123,800
Chiba Bank Ltd. (The)	2,976	22,450
Dai Nippon Printing Co. Ltd.	993	23,366
Dai-ichi Life Holdings, Inc.	3,528	82,499
Daiichi Sankyo Co. Ltd.	12,471	389,728
Dentsu Group, Inc.	935	29,946
Electric Power Development Co. Ltd.	920	14,814
Fuji Electric Co. Ltd.	569	22,840
Fukuoka Financial Group, Inc.	936	21,542
GOLDWIN, Inc.	141	10,691
Hankyu Hanshin Holdings, Inc.	1,018	30,177
Idemitsu Kosan Co. Ltd.	1,104	27,378
IHI Corp.	722	21,819
Inpex Corp.	8,159	89,091
Isetan Mitsukoshi Holdings Ltd.	2,152	23,349
ITOCHU Corp.(b)	6,548	210,622
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Japan Post Bank Co. Ltd.(b)	1,749	$15,520
Japan Tobacco, Inc.	5,047	103,040
JFE Holdings, Inc.	1,897	24,900
Kansai Electric Power Co., Inc. (The)	5,087	48,818
Kawasaki Kisen Kaisha Ltd.(b)	1,911	39,588
KDDI Corp.	9,764	304,757
Kintetsu Group Holdings Co. Ltd.	740	24,042
Konami Group Corp.	417	20,426
Marubeni Corp.	9,053	110,443
Marui Group Co. Ltd.	946	16,047
Mitsubishi Corp.	7,311	243,766
Mitsubishi Estate Co. Ltd.	5,246	67,428
Mitsubishi Heavy Industries Ltd.	2,354	91,955
Mitsubishi Motors Corp.(a)(b)	3,080	11,818
Mitsubishi UFJ Financial Group, Inc.	69,280	507,540
Mitsui & Co. Ltd.	5,956	174,954
Mitsui OSK Lines Ltd.(b)	2,777	68,440
MS&AD Insurance Group Holdings, Inc.	2,496	79,825
Nexon Co. Ltd.	1,897	45,585
NGK Spark Plug Co. Ltd.	1,341	26,099
Nikon Corp.	1,967	19,300
Nippon Telegraph & Telephone Corp.	9,052	270,909
Nippon Yusen K.K.	3,477	82,216
Nissan Chemical Corp.	613	28,754
Nissin Foods Holdings Co. Ltd.	404	31,563
Nomura Real Estate Holdings, Inc.	471	10,358
NTT Data Corp.	2,216	34,132
Ono Pharmaceutical Co. Ltd.	3,852	83,634
Oriental Land Co. Ltd.	1,114	184,860
ORIX Corp.	5,299	92,700
Osaka Gas Co. Ltd.	1,685	27,145
Resona Holdings, Inc.	11,868	65,543
Rohto Pharmaceutical Co. Ltd.	1,288	23,740
SBI Shinsei Bank Ltd.	264	4,854
Sega Sammy Holdings, Inc.	1,309	20,645
Seven & i Holdings Co. Ltd.	2,653	124,995
Shimamura Co. Ltd.	97	9,107
SoftBank Corp.	11,366	129,921
Sojitz Corp.	907	17,917
Sompo Holdings, Inc.	1,897	81,470
Sumitomo Corp.	6,682	119,361
Sumitomo Mitsui Financial Group, Inc.	5,357	232,825
Sumitomo Mitsui Trust Holdings, Inc.	1,809	65,867
Suntory Beverage & Food Ltd.	753	25,362
Suzuken Co. Ltd.	295	7,747
Taisei Corp.	768	26,457
TIS, Inc.	1,047	30,030
Tokio Marine Holdings, Inc.	15,100	315,132
Tokyo Electric Power Co. Holdings, Inc.(a)(b)	4,562	17,014
Tokyo Gas Co. Ltd.	1,956	40,896
Tokyo Tatemono Co. Ltd.	904	11,164
Toppan, Inc.	1,489	23,896
Toshiba Corp.	1,714	58,770
Toyo Suisan Kaisha Ltd.	559	23,083
Trend Micro, Inc.(a)	868	42,651
USS Co. Ltd.	1,425	23,351
Yakult Honsha Co. Ltd.	750	53,405
Yokogawa Electric Corp.	1,253	21,872
Zensho Holdings Co. Ltd.	501	12,752
		5,954,283
Netherlands-6.86%
Koninklijke KPN N.V.	16,777	57,231
	Shares	Value
Netherlands-(continued)
Shell PLC	48,254	$1,410,288
Wolters Kluwer N.V.	876	95,281
		1,562,800
New Zealand-0.11%
Spark New Zealand Ltd.	7,339	24,686
Norway-1.65%
Aker BP ASA	1,378	41,830
DNB Bank ASA	3,122	58,122
Equinor ASA	8,479	257,471
Kongsberg Gruppen ASA	460	18,237
		375,660
Portugal-0.26%
Galp Energia SGPS S.A.	1,883	25,716
Jeronimo Martins SGPS S.A.	1,520	32,917
		58,633
Singapore-0.69%
City Developments Ltd.	2,238	14,133
Jardine Cycle & Carriage Ltd.	617	13,632
Kenon Holdings Ltd.	126	3,898
Keppel Corp. Ltd.	8,970	51,526
Singapore Telecommunications Ltd.	33,873	64,687
Suntec REIT	8,927	9,509
		157,385
Spain-1.30%
Corp ACCIONA Energias Renovables S.A.	294	11,980
EDP Renovaveis S.A.	770	16,679
Naturgy Energy Group S.A.(b)	977	27,588
Red Electrica Corp. S.A.	1,893	33,388
Repsol S.A.	7,333	120,177
Telefonica S.A.	22,614	85,640
		295,452
Sweden-0.08%
Axfood AB	668	17,157
Switzerland-1.43%
Zurich Insurance Group AG	663	326,322
United Kingdom-20.15%
AstraZeneca PLC	8,206	1,069,846
BAE Systems PLC	19,563	206,352
BP PLC	106,920	643,470
British American Tobacco PLC	12,074	460,199
Bunzl PLC	1,339	48,959
Compass Group PLC	7,473	177,652
HSBC Holdings PLC	99,733	732,268
Imperial Brands PLC	4,685	117,142
National Grid PLC	22,503	283,961
NatWest Group PLC	21,324	80,856
Reckitt Benckiser Group PLC	3,460	245,780
RELX PLC	8,187	242,098
SSE PLC	5,004	106,175
Standard Chartered PLC	9,899	82,772
Tesco PLC	31,684	95,916
		4,593,446

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
United States-0.54%
Computershare Ltd.	4,592	$76,849
Tenaris S.A.	2,633	46,468
		123,317
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $21,334,167)		22,785,210
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.29%
Invesco Private Government Fund, 4.36%(d)(e)(f)	529,113	529,113
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	1,360,435	$1,360,843
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,889,958)		1,889,956
TOTAL INVESTMENTS IN SECURITIES-108.26% (Cost $23,224,125)		24,675,166
OTHER ASSETS LESS LIABILITIES-(8.26)%		(1,882,703)
NET ASSETS-100.00%		$22,792,463

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $62,316, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$246,873	$(246,873)	$-	$-	$-	$179
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	66,406	1,182,541	(719,834)	-	-	529,113	3,648*
Invesco Private Prime Fund	170,719	2,660,913	(1,470,977)	2	186	1,360,843	9,966*
Total	$237,125	$4,090,327	$(2,437,684)	$2	$186	$1,889,956	$13,793

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$754,287	$4,338,334	$7,921	$5,100,542
Money Market Funds	-	257,703	-	257,703
Total Investments	$754,287	$4,596,037	$7,921	$5,358,245
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$196,294,616	$774,961,976	$0	$971,256,592
Money Market Funds	-	4,954,393	-	4,954,393
Total Investments	$196,294,616	$779,916,369	$0	$976,210,985
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,867,190	$28,242	$0	$4,895,432
Money Market Funds	12,058	47,448	-	59,506
Total Investments	$4,879,248	$75,690	$0	$4,954,938
Invesco S&P International Developed High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,082,317	$18,602,156	$-	$20,684,473
Money Market Funds	11,947	1,649,812	-	1,661,759
Total Investments	$2,094,264	$20,251,968	$-	$22,346,232
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$132,421,102	$343,115,072	$-	$475,536,174
Money Market Funds	-	37,807,431	-	37,807,431
Total Investments	$132,421,102	$380,922,503	$-	$513,343,605

	Level 1	Level 2	Level 3	Total
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,785,210	$-	$-	$22,785,210
Money Market Funds	-	1,889,956	-	1,889,956
Total Investments	$22,785,210	$1,889,956	$-	$24,675,166